UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23703

MassMutual Advantage Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield,	MA 01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	09/30/2026

Date of reporting period:	03/31/2026

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MML Clinton Limited Term Municipal Fund (formerly known as MassMutual Clinton Limited Term Municipal Fund)
Class I | MMZPX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Clinton Limited Term Municipal Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$15	0.29%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$61.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	46
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	97.4%
Repurchase Agreement	2.6%

Largest States (% of Total Investments)
Texas	16.3%
Pennsylvania	11.0%
Georgia	9.7%
Illinois	9.5%
New York	9.2%
South Carolina	7.3%
Indiana	6.7%
Florida	6.4%
Wisconsin	3.9%
Ohio	3.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT316

MML Clinton Limited Term Municipal Fund (formerly known as MassMutual Clinton Limited Term Municipal Fund)
Class Y | MMZQX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Clinton Limited Term Municipal Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$20	0.39%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$61.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	46
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	97.4%
Repurchase Agreement	2.6%

Largest States (% of Total Investments)
Texas	16.3%
Pennsylvania	11.0%
Georgia	9.7%
Illinois	9.5%
New York	9.2%
South Carolina	7.3%
Indiana	6.7%
Florida	6.4%
Wisconsin	3.9%
Ohio	3.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT31Y

MML Clinton Limited Term Municipal Fund (formerly known as MassMutual Clinton Limited Term Municipal Fund)
Class A | MMJDX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Clinton Limited Term Municipal Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$32	0.64%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$61.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	46
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	97.4%
Repurchase Agreement	2.6%

Largest States (% of Total Investments)
Texas	16.3%
Pennsylvania	11.0%
Georgia	9.7%
Illinois	9.5%
New York	9.2%
South Carolina	7.3%
Indiana	6.7%
Florida	6.4%
Wisconsin	3.9%
Ohio	3.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT312

MML Clinton Municipal Fund (formerly known as MassMutual Clinton Municipal Fund)
Class I | MMZVX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Clinton Municipal Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$21	0.41%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$63.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	43
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	29.0%
New York	13.9%
Illinois	11.3%
Florida	7.3%
Alabama	7.2%
Pennsylvania	6.5%
Indiana	3.6%
South Carolina	3.5%
Virginia	2.8%
Nebraska	2.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT326

MML Clinton Municipal Fund (formerly known as MassMutual Clinton Municipal Fund)
Class Y | MMZWX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Clinton Municipal Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$26	0.51%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$63.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	43
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	29.0%
New York	13.9%
Illinois	11.3%
Florida	7.3%
Alabama	7.2%
Pennsylvania	6.5%
Indiana	3.6%
South Carolina	3.5%
Virginia	2.8%
Nebraska	2.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT32Y

MML Clinton Municipal Fund (formerly known as MassMutual Clinton Municipal Fund)
Class A | MMZUX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Clinton Municipal Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$38	0.76%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$63.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	43
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	29.0%
New York	13.9%
Illinois	11.3%
Florida	7.3%
Alabama	7.2%
Pennsylvania	6.5%
Indiana	3.6%
South Carolina	3.5%
Virginia	2.8%
Nebraska	2.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT322

MML Clinton Municipal Credit Opportunities Fund (formerly known as MassMutual Clinton Municipal Credit Opportunities Fund)
Class I | MMJBX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$27	0.54%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$56.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	37
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
New York	24.3%
Illinois	16.2%
Texas	9.4%
Florida	8.5%
Alabama	6.3%
Colorado	5.5%
Pennsylvania	5.3%
North Carolina	4.0%
Tennessee	3.8%
Nebraska	3.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT336

MML Clinton Municipal Credit Opportunities Fund (formerly known as MassMutual Clinton Municipal Credit Opportunities Fund)
Class Y | MMJCX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$32	0.64%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$56.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	37
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
New York	24.3%
Illinois	16.2%
Texas	9.4%
Florida	8.5%
Alabama	6.3%
Colorado	5.5%
Pennsylvania	5.3%
North Carolina	4.0%
Tennessee	3.8%
Nebraska	3.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT33Y

MML Clinton Municipal Credit Opportunities Fund (formerly known as MassMutual Clinton Municipal Credit Opportunities Fund)
Class A | MMJAX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$45	0.89%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$56.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	37
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
New York	24.3%
Illinois	16.2%
Texas	9.4%
Florida	8.5%
Alabama	6.3%
Colorado	5.5%
Pennsylvania	5.3%
North Carolina	4.0%
Tennessee	3.8%
Nebraska	3.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT332

MML Barings Global Floating Rate Fund (formerly known as MassMutual Global Floating Rate Fund)
Class I | BXFIX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Global Floating Rate Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$37	0.75%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$109.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	301
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.8%
Corporate Debt	6.7%
Repurchase Agreement	5.2%
Common Stock	1.3%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	62.8%
United Kingdom	9.9%
Luxembourg	4.9%
Germany	3.1%
France	2.2%
Ireland	1.8%
Spain	1.5%
Netherlands	1.4%
Denmark	1.2%
Hong Kong	1.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-2BCA4

MML Barings Global Floating Rate Fund (formerly known as MassMutual Global Floating Rate Fund)
Class Y | BXFYX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Global Floating Rate Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$37	0.75%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$109.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	301
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.8%
Corporate Debt	6.7%
Repurchase Agreement	5.2%
Common Stock	1.3%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	62.8%
United Kingdom	9.9%
Luxembourg	4.9%
Germany	3.1%
France	2.2%
Ireland	1.8%
Spain	1.5%
Netherlands	1.4%
Denmark	1.2%
Hong Kong	1.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-2BCAY

MML Barings Global Floating Rate Fund (formerly known as MassMutual Global Floating Rate Fund)
Class A | BXFAX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Global Floating Rate Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$50	1.00%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$109.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	301
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.8%
Corporate Debt	6.7%
Repurchase Agreement	5.2%
Common Stock	1.3%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	62.8%
United Kingdom	9.9%
Luxembourg	4.9%
Germany	3.1%
France	2.2%
Ireland	1.8%
Spain	1.5%
Netherlands	1.4%
Denmark	1.2%
Hong Kong	1.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-2BCA1

MML Barings Global Floating Rate Fund (formerly known as MassMutual Global Floating Rate Fund)
Class C | BXFCX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Global Floating Rate Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$87	1.75%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$109.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	301
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.8%
Corporate Debt	6.7%
Repurchase Agreement	5.2%
Common Stock	1.3%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	62.8%
United Kingdom	9.9%
Luxembourg	4.9%
Germany	3.1%
France	2.2%
Ireland	1.8%
Spain	1.5%
Netherlands	1.4%
Denmark	1.2%
Hong Kong	1.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-2BCA3

MML Barings Unconstrained Income Fund (formerly known as MassMutual Global Credit Income Opportunities Fund)
Class I | BXITX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Unconstrained Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$42	0.85%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$140.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	544
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	47.6%
Bank Loans	29.6%
Repurchase Agreement	8.9%
Non-U.S. Government Agency Obligations	7.7%
Investment of Cash Collateral from Securities Loaned	3.4%
Exchange-Traded Funds	2.2%
Sovereign Debt Obligations	0.4%
Common Stock	0.2%
Preferred Stock	0.0%
Rights	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	46.5%
United Kingdom	7.8%
Ireland	4.8%
Germany	4.7%
Cayman Islands	3.4%
France	3.1%
Luxembourg	2.6%
Canada	1.8%
Netherlands	1.6%
Mexico	1.2%
MM202912-309532	PAGE 1	TSR-SAR-2BCB4

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 2	TSR-SAR-2BCB4

MML Barings Unconstrained Income Fund (formerly known as MassMutual Global Credit Income Opportunities Fund)
Class Y | BXIYX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Unconstrained Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$45	0.90%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$140.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	544
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	47.6%
Bank Loans	29.6%
Repurchase Agreement	8.9%
Non-U.S. Government Agency Obligations	7.7%
Investment of Cash Collateral from Securities Loaned	3.4%
Exchange-Traded Funds	2.2%
Sovereign Debt Obligations	0.4%
Common Stock	0.2%
Preferred Stock	0.0%
Rights	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	46.5%
United Kingdom	7.8%
Ireland	4.8%
Germany	4.7%
Cayman Islands	3.4%
France	3.1%
Luxembourg	2.6%
Canada	1.8%
Netherlands	1.6%
Mexico	1.2%
MM202912-309532	PAGE 1	TSR-SAR-2BCBY

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 2	TSR-SAR-2BCBY

MML Barings Unconstrained Income Fund (formerly known as MassMutual Global Credit Income Opportunities Fund)
Class A | BXIAX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Unconstrained Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$58	1.16%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$140.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	544
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	47.6%
Bank Loans	29.6%
Repurchase Agreement	8.9%
Non-U.S. Government Agency Obligations	7.7%
Investment of Cash Collateral from Securities Loaned	3.4%
Exchange-Traded Funds	2.2%
Sovereign Debt Obligations	0.4%
Common Stock	0.2%
Preferred Stock	0.0%
Rights	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	46.5%
United Kingdom	7.8%
Ireland	4.8%
Germany	4.7%
Cayman Islands	3.4%
France	3.1%
Luxembourg	2.6%
Canada	1.8%
Netherlands	1.6%
Mexico	1.2%
MM202912-309532	PAGE 1	TSR-SAR-2BCB1

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 2	TSR-SAR-2BCB1

MML Barings Unconstrained Income Fund (formerly known as MassMutual Global Credit Income Opportunities Fund)
Class C | BXICX
Semi-annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the MML Barings Unconstrained Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$97	1.95%
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$140.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	544
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	47.6%
Bank Loans	29.6%
Repurchase Agreement	8.9%
Non-U.S. Government Agency Obligations	7.7%
Investment of Cash Collateral from Securities Loaned	3.4%
Exchange-Traded Funds	2.2%
Sovereign Debt Obligations	0.4%
Common Stock	0.2%
Preferred Stock	0.0%
Rights	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	46.5%
United Kingdom	7.8%
Ireland	4.8%
Germany	4.7%
Cayman Islands	3.4%
France	3.1%
Luxembourg	2.6%
Canada	1.8%
Netherlands	1.6%
Mexico	1.2%
MM202912-309532	PAGE 1	TSR-SAR-2BCB3

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 2	TSR-SAR-2BCB3

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

Please note the Semi-annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MML Clinton Limited Term Municipal Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 100.5%
Municipal Obligations — 100.5%
Alabama — 3.4%
Southeast Energy Authority A Cooperative District, AL, Revenue Bonds, 5.000% 10/01/30	$2,000,000	$2,122,137
Arizona — 1.8%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series D, 5.000% 12/01/34	1,000,000	1,116,215
California — 0.9%
California Enterprise Development Authority, Revenue Bonds, Series A, 5.000% 7/01/33	500,000	550,151
Florida — 6.6%
Capital Trust Authority, FL, Revenue Bonds, Series A, 5.000% 12/01/30	1,900,000	2,051,814
State of Florida, General Obligation, Series A, 5.000% 6/01/26	2,000,000	2,008,620
		4,060,434
Georgia — 10.0%
Dalton Whitfield County Joint Development Authority, GA, Revenue Bonds, 5.000% 8/15/27	2,800,000	2,885,606
Fayette County Development Authority, GA
Revenue Bonds, 5.000% 10/01/26	150,000	151,244
Revenue Bonds, 5.000% 10/01/27	150,000	153,645
Main Street Energy, Inc., GA, Revenue Bonds, Series D, 5.000% 12/01/33	2,815,000	2,949,169
		6,139,664
Illinois — 9.8%
City of Chicago, IL, General Obligation, Series A, 4.000% 1/01/35	2,400,000	2,290,678
City of Chicago, IL, Waterworks Revenue, Revenue Bonds, Series A1, 5.000% 11/01/28	1,225,000	1,240,673
State of Illinois, General Obligation,
5.000% 2/01/33	2,250,000	2,466,694
		5,998,045
Indiana — 7.0%
Franklin Community School Corp., IN, General Obligation, 5.000% 7/15/27 (a)	1,500,000	1,542,499

	Principal Amount	Value
Indiana Finance Authority, Revenue Bonds, Series D, 5.000% 10/01/63	$1,500,000	$1,635,115
Valparaiso 21st Century School Building Corp., IN, Revenue Bonds,
5.000% 1/15/32	1,000,000	1,105,302
		4,282,916
Louisiana — 0.4%
Louisiana Public Facilities Authority, Revenue Bonds, Series 2025A, 5.000% 5/15/30	250,000	268,449
Nebraska — 2.6%
Central Plains Energy Project, NE, Revenue Bonds, Series A, 5.000% 9/01/32	1,500,000	1,573,072
New Jersey — 2.1%
New Jersey Economic Development Authority, Revenue Bonds, Series MMM, 4.000% 6/15/35	1,290,000	1,305,802
New York — 9.5%
City of New York, NY
General Obligation, Series I2, 2.700% VMIG1 3/01/40	230,000	230,000
General Obligation, Series B-5, 2.850% VMIG1 10/01/46	270,000	270,000
Metropolitan Transportation Authority, NY
Revenue Bonds, 2.850% VMIG1 11/01/32	215,000	215,000
Revenue Bonds, Series E, 5.000% 11/15/32	2,000,000	2,176,924
Dedicated Tax Fund, Revenue Bonds, Series A, 5.250% 11/15/27	1,700,000	1,726,832
New York City Municipal Water Finance Authority, NY, Revenue Bonds, 2.700% VMIG1 6/15/43	250,000	250,000
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue
Revenue Bonds, Series A4, 2.700% VMIG1 8/01/39	300,000	300,000
Revenue Bonds, Series E3, 2.700% VMIG1 2/01/45	280,000	280,000
Revenue Bonds, Series A4, 2.700% VMIG1 8/01/45	410,000	410,000
		5,858,756

The accompanying notes are an integral part of the financial statements.
1

MML Clinton Limited Term Municipal Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Ohio — 4.0%
State of Ohio, General Obligation, Series A, 5.000% 6/15/30	$2,270,000	$2,480,110
Pennsylvania — 11.3%
Commonwealth of Pennsylvania, General Obligation, Series 2ND, 5.000% 9/15/29	2,320,000	2,344,740
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/34	500,000	529,820
Revenue Bonds, 5.000% 2/01/37	525,000	545,958
Pennsylvania Turnpike Commission, Revenue Bonds, Series 1ST, 5.000% 6/01/26	2,270,000	2,278,783
Philadelphia Gas Works Co., PA, Revenue Bonds, 5.000% 8/01/26	1,250,000	1,259,617
		6,958,918
South Carolina — 7.6%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Series A, 5.000% 11/01/31	2,100,000	2,302,798
South Carolina Public Service Authority
Revenue Bonds, Series B, 4.000% 12/01/38	1,120,000	1,123,873
Revenue Bonds, Series A, 5.000% 12/01/33	1,125,000	1,240,527
		4,667,198
Texas — 16.8%
Canutillo Independent School District, TX, General Obligation, 5.000% 8/15/30	1,415,000	1,541,670
Central Texas Turnpike System, Revenue Bonds, Series C, 5.000% 8/15/31	1,800,000	1,972,039
Clifton Higher Education Finance Corp., TX, Revenue Bonds, Series A, 5.000% 2/15/30	1,990,000	2,128,473
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A, 5.000% 7/01/32	2,200,000	2,396,836
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds, 5.000% 1/01/36	2,150,000	2,282,817
		10,321,835

	Principal Amount	Value
Washington — 2.6%
State of Washington, General Obligation, Series R, 4.000% 7/01/26	$1,600,000	$1,606,041
Wisconsin — 4.1%
State of Wisconsin, General Obligation, Series 1, 5.000% 5/01/31 (a)	1,000,000	1,079,608
University of Wisconsin Hospitals & Clinics
Revenue Bonds, Series A, 5.000% 4/01/29	745,000	792,974
Revenue Bonds, Series A, 5.000% 4/01/30	575,000	621,860
		2,494,442
TOTAL MUNICIPAL OBLIGATIONS (Cost $62,100,224)		61,804,185
TOTAL BONDS & NOTES (Cost $62,100,224)		61,804,185
TOTAL LONG-TERM INVESTMENTS (Cost $62,100,224)		61,804,185
Short-Term Investments — 2.7%
Repurchase Agreement — 2.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (b)	1,660,275	1,660,275
TOTAL SHORT-TERM INVESTMENTS (Cost $1,660,275)		1,660,275
TOTAL INVESTMENTS — 103.2% (Cost $63,760,499) (c)		63,464,460
Other Assets/(Liabilities) — (3.2)%		(1,990,981)
NET ASSETS — 100.0%		$61,473,479

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(b)
Maturity value of $1,660,368. Collateralized by U.S. Government Agency obligations with a rate of 3.625%, maturity date of 8/31/27, and an aggregate market value, including accrued interest, of $1,693,483.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
2

MML Clinton Municipal Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 98.9%
Municipal Obligations — 98.9%
Alabama — 7.2%
County of Jefferson, AL, Sewer Revenue, Revenue Bonds, 5.250% 10/01/42	$2,250,000	$2,413,317
Southeast Energy Authority A Cooperative District, AL, Revenue Bonds, 5.000% 10/01/30	2,000,000	2,122,136
		4,535,453
Arizona — 1.8%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series D, 5.000% 12/01/34	1,000,000	1,116,215
California — 0.9%
California Enterprise Development Authority, Revenue Bonds, Series A, 5.000% 7/01/33	500,000	550,151
Florida — 7.2%
North Sumter County Utility Dependent District, FL, Revenue Bonds, 5.000% 10/01/32	2,705,000	2,903,275
Orange County Health Facilities Authority, FL, Revenue Bonds, Series 2025A, 5.000% 10/01/41	575,000	614,499
Palm Beach County Health Facilities Authority, FL, Revenue Bonds, 5.000% 11/15/42	1,000,000	1,038,550
		4,556,324
Illinois — 11.1%
Chicago O’Hare International Airport, IL, Revenue Bonds, Series B, 5.000% 1/01/39	2,375,000	2,399,083
City of Chicago, IL, General Obligation, Series A, 4.000% 1/01/35	2,400,000	2,290,678
State of Illinois, General Obligation, Series B, 5.000% 5/01/41	2,250,000	2,355,970
		7,045,731
Indiana — 3.6%
Concord Community Schools Building Corp., IN, Revenue Bonds, 5.000% 7/15/42	1,000,000	1,065,775
Indiana Finance Authority, Revenue Bonds, Series D, 5.000% 10/01/63	1,105,000	1,204,534
		2,270,309

	Principal Amount	Value
Louisiana — 1.7%
City of Lafayette, LA, Utilities Revenue, Revenue Bonds, 5.000% 11/01/36	$1,000,000	$1,108,450
Maryland — 1.0%
County of Prince George’s, MD, General Obligation, Series A, 5.000% 8/01/35	555,000	631,903
Michigan — 2.0%
Grand Rapids Public Schools, MI, General Obligation, 5.000% 5/01/35	1,125,000	1,255,026
Nebraska — 2.5%
Central Plains Energy Project, NE, Revenue Bonds, Series A, 5.000% 9/01/32	1,500,000	1,573,072
New Jersey — 2.1%
New Jersey Economic Development Authority, Revenue Bonds, Series MMM, 4.000% 6/15/35	1,290,000	1,305,802
New York — 13.8%
City of New York, NY, General Obligation, Series C, 4.000% 8/01/40	2,425,000	2,373,723
Empire State Development Corp., NY, Revenue Bonds, Series A, 4.000% 3/15/43	2,235,000	2,155,106
Metropolitan Transportation Authority, NY, Dedicated Tax Fund, Revenue Bonds, Series A, 5.250% 11/15/27	1,405,000	1,427,176
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue
Revenue Bonds, Series C-1, 4.000% 2/01/39	1,045,000	1,044,693
Revenue Bonds, Series E, 5.000% 11/01/44	1,615,000	1,712,301
		8,712,999
North Carolina — 0.3%
Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds, Series C, 2.750% VMIG1 1/15/37	200,000	200,000
Oklahoma — 0.7%
Oklahoma Water Resources Board, Revenue Bonds, Series A, 4.000% 10/01/48	505,000	468,019

The accompanying notes are an integral part of the financial statements.
3

MML Clinton Municipal Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Pennsylvania — 6.4%
Commonwealth of Pennsylvania, General Obligation, Series 2ND, 5.000% 9/15/29	$2,300,000	$2,324,527
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/40	815,000	831,671
Revenue Bonds, 5.000% 2/01/41	900,000	913,009
		4,069,207
South Carolina — 3.5%
South Carolina Public Service Authority
Revenue Bonds, Series B, 4.000% 12/01/38	1,120,000	1,123,873
Revenue Bonds, Series A, 5.000% 12/01/40	1,000,000	1,082,800
		2,206,673
Tennessee — 1.7%
Metropolitan Government Nashville & Davidson County Sports Authority, TN, Revenue Bonds, Series A, 5.000% 7/01/41	1,000,000	1,066,398
Texas — 28.7%
Bexar County Hospital District, TX, General Obligation, 5.000% 2/15/48	1,500,000	1,540,495
Central Texas Turnpike System, TX, Revenue Bonds, Series C, 5.000% 8/15/32	1,115,000	1,233,236
Clifton Higher Education Finance Corp., TX
Revenue Bonds, Series A, 5.000% 2/15/34	1,000,000	1,100,816
Revenue Bonds, Series A, 5.000% 8/15/34	1,160,000	1,270,575
Revenue Bonds, 5.000% 8/15/36	1,115,000	1,223,122
Conroe Independent School District, TX, General Obligation, 5.000% 2/15/35	1,000,000	1,137,097
County of Parker, TX, General Obligation, 4.000% 2/15/40	1,600,000	1,581,919

	Principal Amount	Value
East Montgomery County Improvement District, TX, Sales Tax Revenue, Revenue Bonds, 5.000% 8/15/38	$1,000,000	$1,079,003
Hurst-Euless-Bedford Independent School District, TX, General Obligation, 4.000% 8/15/40	2,000,000	2,006,142
Montgomery Independent School District, TX, General Obligation, Series B, 5.000% 2/15/41	1,110,000	1,192,629
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A, 5.000% 7/01/32	2,200,000	2,396,836
Texas Water Development Board, Revenue Bonds, Series A, 5.000% 10/15/39	2,210,000	2,424,657
		18,186,527
Virginia — 2.7%
Commonwealth of Virginia, General Obligation, Series A, 4.000% 6/01/40	1,715,000	1,746,953
TOTAL MUNICIPAL OBLIGATIONS (Cost $63,444,983)		62,605,212
TOTAL BONDS & NOTES (Cost $63,444,983)		62,605,212
TOTAL LONG-TERM INVESTMENTS (Cost $63,444,983)		62,605,212
TOTAL INVESTMENTS — 98.9% (Cost $63,444,983) (a)		62,605,212
Other Assets/(Liabilities) — 1.1%		712,419
NET ASSETS — 100.0%		$63,317,631

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
4

MML Clinton Municipal Credit Opportunities Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 98.7%
Municipal Obligations — 98.7%
Alabama — 6.2%
County of Jefferson, AL, Sewer Revenue, Revenue Bonds, 5.250% 10/01/42	$2,250,000	$2,413,317
Southeast Energy Authority A Cooperative District, AL, Revenue Bonds, 5.000% 10/01/30	1,000,000	1,061,068
		3,474,385
California — 1.0%
California Enterprise Development Authority, Revenue Bonds, Series A, 5.000% 7/01/33	500,000	550,151
Colorado — 5.4%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Series A, 5.500% 4/01/44 (a)	1,000,000	995,495
Colorado Health Facilities Authority, Revenue Bonds, Series A2, 5.000% 8/01/44	2,000,000	2,031,565
		3,027,060
Florida — 8.4%
Florida Development Finance Corp., Revenue Bonds, 4.000% 11/15/38	2,000,000	1,952,564
Greater Orlando Aviation Authority, FL, Revenue Bonds, 5.250% 10/01/43	1,600,000	1,713,792
Palm Beach County Health Facilities Authority, FL, Revenue Bonds, 5.000% 11/15/42	1,010,000	1,048,936
		4,715,292
Georgia — 2.8%
Private Colleges & Universities Authority, GA, Revenue Bonds, 4.000% 4/01/44	1,690,000	1,576,845
Illinois — 16.0%
Chicago Board of Education, IL, General Obligation, Series A, 5.000% 12/01/40	1,750,000	1,689,506
Chicago O’Hare International Airport, IL
Revenue Bonds, Series B, 5.000% 1/01/39	1,375,000	1,388,943
Revenue Bonds, 5.000% 1/01/41	1,170,000	1,272,948
City of Chicago, IL, General Obligation, Series A, 4.000% 1/01/35	2,400,000	2,290,678

	Principal Amount	Value
State of Illinois, General Obligation, Series B, 5.000% 5/01/41	$2,250,000	$2,355,970
		8,998,045
Indiana — 2.8%
Indiana Finance Authority, Revenue Bonds, Series A, 5.500% 3/01/44	1,500,000	1,559,447
Missouri — 1.8%
Lees Summit Industrial Development Authority, MO, Revenue Bonds, Series A, 5.000% 8/15/39	1,000,000	1,016,203
Nebraska — 3.7%
Central Plains Energy Project, NE, Revenue Bonds, Series A, 5.000% 9/01/32	2,000,000	2,097,429
New Jersey — 1.1%
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A, 0.000% 12/15/37	1,030,000	646,891
New York — 24.0%
Build NYC Resource Corp., NY, Revenue Bonds, Series A, 5.500% 6/01/56 (a)	1,000,000	949,068
City of New York, NY, General Obligation, Series C, 4.000% 8/01/40	2,425,000	2,373,723
Dutchess County Local Development Corp., NY, Revenue Bonds, Series A, 5.000% 7/01/51	2,375,000	2,308,950
Empire State Development Corp., NY, Revenue Bonds, Series A, 4.000% 3/15/43	2,240,000	2,159,927
Metropolitan Transportation Authority, NY
Revenue Bonds, Series B, 5.000% 11/15/43	800,000	847,362
Revenue Bonds, Series A, 5.250% 11/15/49	1,500,000	1,549,541
New York State Dormitory Authority
Revenue Bonds, 5.000% 7/01/40	1,850,000	1,933,877
Revenue Bonds, 5.000% 5/01/43	1,025,000	1,079,108
New York Transportation Development Corp., Revenue Bonds, 6.000% 6/30/50	300,000	317,994
		13,519,550
North Carolina — 3.9%
Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds, Series G, 2.750% VMIG1 1/15/48	200,000	200,000

The accompanying notes are an integral part of the financial statements.
5

MML Clinton Municipal Credit Opportunities Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
North Carolina Medical Care Commission, Revenue Bonds, Series A, 5.125% 10/01/54	$2,000,000	$2,008,769
		2,208,769
Pennsylvania — 5.2%
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/41	480,000	486,938
Revenue Bonds, 5.000% 2/01/42	1,445,000	1,459,036
Philadelphia Authority for Industrial Development, PA, Revenue Bonds, 5.000% 6/15/39 (a)	1,000,000	1,008,806
		2,954,780
South Carolina — 3.3%
South Carolina Public Service Authority, Revenue Bonds, Series A, 5.250% 12/01/50	1,750,000	1,835,832
Tennessee — 3.8%
Shelby County Health Educational & Housing Facilities Board, TN, Revenue Bonds, Series A, 5.250% 9/01/39	2,000,000	2,115,012
Texas — 9.3%
Arlington Higher Education Finance Corp., TX, Revenue Bonds, 5.750% 6/15/55 (a)	1,000,000	1,002,746
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds, 5.000% 1/01/36	2,115,000	2,245,655

	Principal Amount	Value
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Series A, 4.000% 12/31/35	$2,000,000	$1,978,180
		5,226,581
TOTAL MUNICIPAL OBLIGATIONS (Cost $56,592,540)		55,522,272
TOTAL BONDS & NOTES (Cost $56,592,540)		55,522,272
TOTAL LONG-TERM INVESTMENTS (Cost $56,592,540)		55,522,272
TOTAL INVESTMENTS — 98.7% (Cost $56,592,540) (b)		55,522,272
Other Assets/(Liabilities) — 1.3%		727,883
NET ASSETS — 100.0%		$56,250,155

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $3,956,115 or 7.03% of net assets.

(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
6

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 1.3%
Common Stock — 1.3%
Communication Services — 0.3%
Learfield Communications, Inc. (a)	2,805	$314,160
Technicolor Creative Studios, Inc. (a) (b) (c)	81,756,222	—
Technicolor Creative Studios, Inc. (TCHCS FP) (a) (b) (c)	39,285	—
		314,160
Consumer Discretionary — 0.4%
HRN Bidco AS (a)	10,600	268,205
HX Bidco AS (a)	2,135	14,129
Serta Simmons, Inc. (a)	22,009	169,205
		451,539
Consumer Staples — 0.5%
CTI Foods Holding Co. LLC (a) (b) (c)	8,019	578,731
Financials — 0.0%
Campfire Topco Ltd. (a) (b) (c)	1,484,798	—
Jubilee Topco Ltd., A1 shares (a) (b) (c)	689	—
Jubilee Topco Ltd., A2 shares (a) (b) (c)	335,454	—
Jubilee Topco Ltd., A3 shares (a) (b) (c)	215,760	—
Jubilee Topco Ltd., A4 shares (a) (b) (c)	180,109	—
		—
Health Care — 0.0%
Don Jersey Topco Ltd. (a) (b) (c)	353,106	—
Information Technology — 0.0%
Travelex Topco Ltd. (a) (b) (c)	3,524	—
Materials — 0.1%
Pretium PKG Holdings, Inc. (a)	2,499	46,649
SI Group, Inc. (a)	3,433	27,464
		74,113
TOTAL COMMON STOCK (Cost $1,516,335)		1,418,543
Preferred Stock — 0.0%
Financials — 0.0%
Veritas Kapital Assurance PLC, Series G (a)	266	5,054

	Number of Shares	Value
Veritas Kapital Assurance PLC, Series G-1 (a)	184	$3,496
		8,550
TOTAL PREFERRED STOCK (Cost $7,063)		8,550
TOTAL EQUITIES (Cost $1,523,398)		1,427,093

	Principal Amount
Bonds & Notes — 92.7%
Bank Loans — 86.0%
Advertising — 1.0%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.000%
7.782% VRN 8/23/28 (d)	$436,761	437,306
Neptune Bidco US, Inc., 2026 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
8.760% VRN 2/03/33 (d)	497,585	474,198
Planet US Buyer LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000% 6.673% VRN 2/07/31 (d)	222,453	222,268
		1,133,772
Aerospace & Defense — 0.9%
Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.168% VRN 1/27/32 (d)	262,713	262,111
TransDigm, Inc.
2023 Term Loan J, 1 mo. USD Term SOFR + 2.500%
6.168% VRN 2/28/31 (d)	347,546	347,508
2024 Term Loan L, 1 mo. USD Term SOFR + 2.500%
6.168% VRN 1/19/32 (d)	373,106	372,987
		982,606
Airlines — 0.3%
American Airlines, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 2.250% 5.918% VRN 4/20/28 (d)	297,883	294,671
Apparel — 0.1%
Varsity Brands, Inc., 2025 1st Lien Term Loan, 3 mo. USD Term SOFR + 2.750%
6.450% VRN 8/26/31 (d) (e)	142,546	141,789

The accompanying notes are an integral part of the financial statements.
7

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Auto Parts & Equipment — 0.3%
Clarios Global LP, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.750% 6.418% VRN 1/28/32 (d)	$336,719	$335,541
Banks — 0.7%
Ascensus Group Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.668% VRN 11/25/32 (d)	818,493	804,423
Beverages — 0.7%
Primo Brands Corp., 2026 Term Loan B, 0.000% 3/19/31 (e)	257,069	257,349
Sazerac Co., Inc., Repriced Term Loan B, 1 mo. USD Term SOFR + 2.000% 5.670% VRN 7/09/32 (d)	521,531	520,806
		778,155
Biotechnology — 0.4%
Advanz Pharma Corp., 2024 EUR Term Loan B, 1 mo. EURIBOR + 4.250% 6.142% VRN 10/22/31 EUR (d) (f)	300,000	329,813
BioMarin Pharmaceutical, Inc., Term Loan B, 0.000% 1/28/33 (e)	153,453	152,974
		482,787
Building Materials — 1.5%
CP Atlas Buyer, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 5.250% 8.918% VRN 7/08/30 (d)	129,676	118,870
Emrld Borrower LP, Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.923% VRN 5/31/30 (d)	710,540	709,297
Gibraltar Industries, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.250% 5.918% - 5.927% VRN 2/02/33 (d)	117,182	116,450
MI Windows & Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.750%
6.418% VRN 3/28/31 (d)	89,549	82,236
Wilsonart LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250%
7.950% VRN 8/05/31 (d)	713,510	618,970
		1,645,823

	Principal Amount	Value
Chemicals — 3.3%
AAP Buyer, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.417% VRN 9/09/31 (d)	$173,652	$173,652
AI Sirona (Luxembourg) Acquisition SARL, 2021 EUR 1st Lien Term Loan B, 6 mo. EURIBOR + 4.500%
6.664% VRN 12/18/28 EUR (d) (f)	1,000,000	329,417
Flint Group Packaging INKS North America Holdings LLC
EUR PIK 2nd Lien Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash,
2.134% VRN 12/30/28 EUR (d) (f)	299,801	12,821
EUR PIK Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash, 2.134% VRN 12/30/28 EUR (d) (f)	225,673	186,112
Flint Group Topco Ltd.
USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362%, PIK 6.900%, Cash, 4.033% VRN 12/30/27 (d)	1,400,796	1,000,168
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.100%, PIK 6.900%, Cash 4.033% VRN 12/31/27 (d)	1,868,037	72,386
INEOS Quattro Holdings UK Ltd., 2023 EUR 1st Lien Term Loan B, 1 mo. EURIBOR + 4.500% 6.392% VRN 4/02/29 EUR (d) (f)	500,000	439,443
Ineos US Finance LLC, 2021 USD Term Loan B, 0.000% 11/08/28 (e)	498,701	470,275
New Arclin US Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
7.268% VRN 9/30/28 (d)	317,969	314,888
Nouryon Finance BV, 2024 USD Term Loan B2, 3 mo. USD Term SOFR + 3.250%
6.917% VRN 4/03/28 (d)	213,770	209,318
PMHC II, Inc.
2026 2nd Out Term Loan B1, 3 mo. USD Term SOFR + 4.250%
8.053% VRN 4/30/30 (d)	178,372	107,394

The accompanying notes are an integral part of the financial statements.
8

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
2026 3rd Out Term Loan C1, 3 mo. USD Term SOFR + 4.250%
8.053% VRN 4/30/30 (d)	$235,536	$40,983
2026 1st Out Term Loan A, 3 mo. USD Term SOFR + 6.250%
9.903% VRN 4/30/30 (d)	109,935	109,340
SCIH Salt Holdings, Inc., 2025 Repriced Term Loan B, 6 mo. USD Term SOFR + 2.750%
6.350% VRN 1/31/29 (d)	119,147	118,754
		3,584,951
Commercial Services — 8.1%
Albion Financing 3 SARL, 2025 EUR Term Loan, 3 mo. EURIBOR + 3.000% 5.029% VRN 5/21/31 EUR (d) (f)	500,000	575,816
Astro Acquisition LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.250% 6.950% VRN 8/30/32 (d)	153,935	154,320
Belron Finance 2019 LLC, 2026 Repriced Term Loan B, 3 mo. USD Term SOFR + 2.000%
5.660% VRN 10/16/31 (d)	649,486	648,837
BIFM US Finance LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.918% VRN 5/31/28 (d)	218,255	218,050
CompoSecure Holdings LLC, Term Loan, 1 mo. USD Term SOFR + 2.250% 5.928% VRN 1/14/33 (d)	318,691	317,298
Ensemble RCM LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 3.000% 6.700% VRN 2/09/33 (d)	1,000,000	987,290
Fleet Midco I Ltd., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.419% VRN 2/21/31 (d)	179,204	179,204
Flutter Financing BV, 2026 EUR Term Loan B, 3 mo. EURIBOR + 2.750% 4.795% VRN 1/09/32 EUR (d) (f)	1,000,000	1,145,736
ION Platform Finance US, Inc., USD Term Loan, 3 mo. USD Term SOFR + 3.750%
7.450% VRN 10/07/32 (d)	145,585	116,386

	Principal Amount	Value
Jupiter Buyer, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.700% VRN 11/01/31 (d)	$138,539	$138,453
Mavis Tire Express Services Corp., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.000%
6.668% VRN 5/04/28 (d)	729,482	728,300
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan (Acquired 7/07/22-11/01/22, Cost $9,873), 3 mo. USD Term SOFR + 3.500% 7.267% VRN 11/01/28 (d) (g)	9,873	1,958
2021 2nd Lien Term Loan (Acquired 9/24/21, Cost $293,409), 3 mo. USD Term SOFR + 7.000% 10.767% VRN 11/01/29 (d) (g)	294,737	23,579
OMNIA Partners LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.433% VRN 12/31/32 (d)	121,778	121,550
Parexel International Corp., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.418% VRN 12/12/31 (d)	740,610	737,522
Pye-Barker Fire & Safety LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 2.500%
6.200% VRN 12/16/32 (d)	173,257	173,412
Raven Acquisition Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.668% VRN 11/19/31 (d) (e)	734,591	719,767
Spin Holdco, Inc., 2026 First Lien Second Out Term Loan, 3 mo. USD Term SOFR + 4.000%
7.933% VRN 9/04/30 (d)	631,760	494,352
Tunstall Group Holdings Ltd., 2025 EUR Incremental Super Senior Term Loan (Acquired 5/27/25, Cost $46,696), 6 mo. EURIBOR + 3.000%
5.117% VRN 12/18/26 EUR (b) (c) (d) (f) (g)	44,141	46,531
Verisure Holding AB, 2025 EUR Term Loan B, 3 mo. EURIBOR + 2.250%
4.281% VRN 11/03/32 EUR (d) (f)	500,000	575,660

The accompanying notes are an integral part of the financial statements.
9

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.168% VRN 1/30/31 (d)	$769,116	$761,910
		8,865,931
Computers — 2.2%
Ahead DB Holdings LLC, 2024 Term Loan B4, 3 mo. USD Term SOFR + 2.500%
6.200% VRN 2/03/31 (d)	318,282	313,259
Bingo Holdings I LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750%
8.450% VRN 6/30/32 (d)	452,849	440,680
Clover Holdings 2 LLC, Term Loan B, 1 mo. USD Term SOFR + 4.000%
7.676% VRN 12/09/31 (d)	192,207	183,798
Fortress Intermediate 3, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.669% VRN 6/27/31 (d)	154,000	152,653
Foundever Worldwide Corp., 2021 USD Term Loan, 3 mo. USD Term SOFR + 3.750%
7.711% VRN 8/28/28 (d)	682,543	254,978
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.668% VRN 3/01/29 (d)	618,634	550,584
Ping Identity Corp., 2025 Term Loan, 1 mo. USD Term SOFR + 2.750%
6.422% VRN 11/15/32 (d)	149,733	147,674
Trio Bidco, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.700% VRN 10/29/32 (d)	230,894	223,198
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000%
7.928% VRN 4/24/28 (d)	151,542	115,930
		2,382,754
Cosmetics & Personal Care — 0.2%
Journey Personal Care Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%
7.418% VRN 3/01/28 (d)	215,116	206,242
Distribution & Wholesale — 0.3%
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, 1 mo. USD Term SOFR + 3.500%
7.173% VRN 12/29/32 (d)	313,500	308,211

	Principal Amount	Value
Diversified Financial Services — 1.9%
CPI Holdco B LLC, 2025 Add-on Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.668% VRN 5/19/31 (d)	$248,003	$246,116
GTCR Everest Borrower LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.200% VRN 9/05/31 (d)	186,563	185,077
LSF10 XL Bidco SCA, 2025 EUR Term Loan B5, 2 mo. EURIBOR + 4.750%
6.754% VRN 4/30/31 EUR (d) (f)	1,000,000	1,155,862
OID-OL Intermediate I LLC
Term Loan 2, 3 mo. USD Term SOFR + 4.250%
8.067% VRN 2/01/29 (d)	159,214	104,797
Term Loan 1, 3 mo. USD Term SOFR + 6.000%
9.667% VRN 2/01/29 (d)	54,839	54,290
Osaic Holdings, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.200% VRN 7/30/32 (d)	167,136	163,857
Victory Capital Holdings, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 2.000%
5.700% VRN 9/23/32 (d)	119,734	119,345
		2,029,344
Electric — 1.2%
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 1.750%
5.418% VRN 9/30/31 (d)	219,743	218,994
Constellation Renewables LLC, 2020 Term Loan, 3 mo. USD Term SOFR + 2.000%
5.673% VRN 12/15/27 (d)	744,561	744,404
EFS Cogen Holdings I LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.700% VRN 10/03/31 (d)	113,671	113,777
Kohler Energy Co. LLC, 2026 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.700% VRN 5/01/31 (d)	180,974	180,522
		1,257,697

The accompanying notes are an integral part of the financial statements.
10

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Electronics — 1.1%
LSF12 Crown US Commercial Bidco LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.668% VRN 12/02/31 (d)	$556,187	$556,187
MV Holding GmbH, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.668% VRN 3/17/32 (d)	110,673	110,673
Pinnacle Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 2.500%
6.161% VRN 10/01/32 (d)	280,931	281,018
Resilience Parent LLC, 1st Lien Term Loan, 6 mo. USD Term SOFR + 2.500%
6.100% VRN 2/28/33 (d)	255,527	254,009
		1,201,887
Engineering & Construction — 1.6%
Brown Group Holding LLC
2022 Incremental Term Loan B2, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%, 6.167% - 6.347% VRN 7/01/31 (d)	297,543	297,805
Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.168% VRN 7/01/31 (d)	187,714	187,832
DG Investment Intermediate Holdings 2, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 3.250%
6.918% VRN 7/09/32 (d)	319,203	318,804
Green Infrastructure Partners, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.450% VRN 9/24/32 (d)	456,635	455,494
KKR Apple Bidco LLC, 2025 Term Loan, 1 mo. USD Term SOFR + 2.500%
6.168% VRN 9/23/31 (d)	260,080	260,080
Newly Weds Foods, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.925% VRN 3/15/32 (d)	233,149	232,566
		1,752,581
Entertainment — 3.2%
CTI Foods Holding Co. LLC 2024 2nd Lien 1st Out Incremental TL, 3 mo. USD Term SOFR + 10.000% 13.926% VRN 5/01/26 (b) (c) (d)	104,099	104,099

	Principal Amount	Value
2024 2nd Lien 1st Out Term Loan, 3 mo. USD Term SOFR + 10.000% 13.926% VRN 3/15/27 (b) (c) (d)	$211,188	$211,188
EOC Borrower LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.418% VRN 3/24/32 (d)	259,918	258,683
Flutter Financing BV, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.000%
5.700% VRN 6/04/32 (d)	520,404	513,899
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.168% VRN 4/26/30 (d)	599,112	590,874
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.652% VRN 4/04/29 (d)	658,244	647,732
Technicolor Creative Studios, Inc.
2023 EUR PIK Reinstated Term Loan B, 0.000% 9/15/26 EUR (b) (c) (f) (h)	261,906	—
EUR Tranche 4 Term Loan, 0.000% 3/31/27 EUR (b) (c) (f) (h)	45,514	—
EUR PIK Super Senior Term Loan, 0.000% 3/31/27 EUR (b) (c) (f) (h)	110,963	—
EUR PIK Tranche 2 Note Term Loan, 0.000% 3/31/27 EUR (b) (c) (f) (h)	79,190	—
EUR PIK Tranche 3 Note Term Loan, 0.000% 3/31/27 EUR (b) (c) (f) (h)	39,403	—
2023 EUR PIK Term Loan, 0.000% 3/28/33 EUR (b) (c) (f) (h)	246,435	—
TKO Worldwide Holdings LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 2.000%
5.664% VRN 11/21/31 (d)	136,250	136,075
Voyager Parent LLC, Repriced Term Loan B, 3 mo. USD Term SOFR + 4.250%
7.950% VRN 7/01/32 (d)	191,139	189,625

The accompanying notes are an integral part of the financial statements.
11

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Vue Entertainment International Ltd.
2023 EUR Floating PIK Reinstated Term Loan B, 6 mo. EURIBOR + 0.000%, PIK 8.000%, Cash, 2.103% VRN 12/31/27 EUR (d) (f)	$279,257	$288,349
2023 EUR Floating PIK Term Loan, 6 mo. EURIBOR + 0.100%, PIK 8.400%, Cash, 2.203% VRN 12/31/27 EUR (d) (f)	178,218	211,143
2023 EUR Floating PIK Super Senior Term Loan, 6 mo. EURIBOR + 8.000%, PIK 1.000%, Cash, 10.103% VRN 6/30/27 EUR (d) (f)	95,943	116,441
Vue International Bidco PLC, 2022 EUR Term Loan, 6 mo. EURIBOR + 8.000% 10.103% VRN 6/30/27 EUR (d) (f)	146,160	169,784
		3,437,892
Food — 2.3%
Chobani LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.250% 5.918% VRN 10/28/32 (d)	598,500	598,249
CTI Foods Holding Co. LLC
2nd Lien 2nd Out Term Loan, 3 mo. USD Term SOFR + 7.000% 10.926% VRN 5/01/26 (d)	392,532	392,285
2nd Lien 3rd Out Term Loan, 3 mo. USD Term SOFR + 9.000% 12.926% VRN 5/01/26 (d)	271,135	257,407
Froneri Lux Finco SARL, 2024 EUR Term Loan B3, 6 mo. EURIBOR + 2.750% 4.899% VRN 9/30/31 EUR (d) (f)	1,000,000	1,133,796
Savor Acquisition, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.000% 6.667% VRN 2/19/32 (d)	99,793	99,811
		2,481,548
Gas — 0.1%
Meade Pipeline Co. LLC, Term Loan B, 3 mo. USD Term SOFR + 2.000% 5.687% VRN 9/22/32 (d)	109,522	109,339
Hand & Machine Tools — 0.1%
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.176% VRN 9/26/31 (d)	90,793	90,737

	Principal Amount	Value
Health Care - Products — 0.7%
Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.750% 7.418% VRN 1/15/31 (d)	$185,241	$185,472
Medline Borrower LP, 2025 Term Loan B, 1 mo. USD Term SOFR + 1.750% 5.418% VRN 10/23/28 (d)	205,760	206,029
QuidelOrtho Corp., Term Loan, 1 mo. USD Term SOFR + 4.000% 7.668% VRN 8/20/32 (d)	342,317	341,567
		733,068
Health Care - Services — 6.3%
Amedes Holding AG, 2021 EUR Term Loan B, 3 mo. EURIBOR + 3.750% 5.776% VRN 11/20/28 EUR (d) (f)	500,000	456,994
Aveanna Healthcare LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.750% 7.418% VRN 9/17/32 (d)	480,967	480,068
Charlotte Buyer, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 4.250% 7.920% VRN 2/11/28 (d)	641,143	634,571
Examworks Bidco, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.500% 6.168% VRN 2/06/33 (d)	416,367	415,589
Global Medical Response, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 3.500% 7.170% VRN 10/01/32 (d)	277,083	275,895
Hologic Inc., 2026 USD Term Loan B, 0.000% 1/14/33 (e)	486,726	480,642
LifePoint Health, Inc., 2024 1st Lien Term Loan B (Acquired 9/12/24-12/11/24, Cost $634,697), 3 mo. USD Term SOFR + 3.750%
7.422% VRN 5/19/31 (d) (g)	635,066	634,907
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.000% 6.961% VRN 3/12/28 (d) (e)	735,391	624,530
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250% 9.018% VRN 2/23/29 (d)	703,390	440,498

The accompanying notes are an integral part of the financial statements.
12

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Radiology Partners, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 4.500%
8.200% VRN 6/30/32 (d)	$957,652	$941,745
Select Medical Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.668% VRN 12/03/31 (d)	175,140	173,827
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.700% VRN 9/27/30 (d)	254,715	251,577
Summit Behavioral Healthcare LLC, 2025 FLSO Term Loan, 3 mo. USD Term SOFR + 4.250%
7.950% VRN 12/31/29 (d)	741,024	636,043
Team Health Holdings, Inc., 2026 Repriced Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.661% VRN 6/30/28 (d)	166,250	165,419
Tunstall Group Holdings Ltd.
2023 EUR Reinstated Term Loan B (Acquired 11/30/23-11/28/25, Cost $413,872), 6 mo. EURIBOR + 0.100%, PIK 4.900%, Cash,
2.217% VRN 12/20/27 EUR (b) (c) (d) (f) (g)	391,261	125,723
2023 EUR Super Senior Term Loan (Acquired 11/30/23-11/28/25, Cost $158,531), 6 mo. EURIBOR + 12.000%
14.117% VRN 12/18/26 EUR (b) (c) (d) (f) (g)	146,025	153,930
		6,891,958
Home Furnishing — 0.3%
AI Aqua Merger Sub, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.750%, 3 mo. USD Term SOFR + 2.750% 6.411% - 6.414% VRN 7/31/28 (d)	360,000	358,931
Insurance — 3.8%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.168% VRN 9/19/31 (d)	618,815	613,469
AmWINS Group, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.668% VRN 1/30/32 (d)	314,409	311,994

	Principal Amount	Value
Asurion LLC
2024 Term Loan B12, 1 mo. USD Term SOFR + 4.250%
7.918% VRN 9/19/30 (d)	$430,786	$425,862
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250%
9.032% VRN 1/20/29 (d)	412,826	409,730
Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 2.500%
6.168% VRN 6/13/31 (d)	910,669	887,110
HUB International Ltd., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.920% VRN 6/20/30 (d)	425,585	424,363
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.168% VRN 7/31/31 (d)	846,893	830,413
USI, Inc., 2024 Term Loan D, 3 mo. USD Term SOFR + 2.250%
5.950% VRN 11/21/29 (d)	190,176	189,583
		4,092,524
Internet — 1.3%
Hunter Holdco 3 Ltd., USD Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.050% VRN 8/19/28 (d)	133,871	119,145
MH Sub I LLC
2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
7.918% VRN 5/03/28 (d)	290,290	248,819
2024 Term Loan B4, 1 mo. USD Term SOFR + 4.250%
7.918% VRN 12/31/31 (d)	181,571	120,215
Proofpoint, Inc., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.000%
6.700% VRN 8/31/28 (d)	437,033	422,466
team.blue Finco Sarl, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.500% 5.627% VRN 9/30/29 EUR (d) (f)	500,000	549,832
		1,460,477

The accompanying notes are an integral part of the financial statements.
13

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 0.8%
Hurtigruten ASA
2025 EUR Term Loan A, 3 mo. EURIBOR + 7.500%
9.481% VRN 2/12/30 EUR (d) (f)	$532,652	$628,490
2025 EUR Term Loan B, 3 mo. EURIBOR + 8.000%
9.981% VRN 8/12/30 EUR (d) (f)	136,839	146,303
Nvent Electric Public Ltd. Co., Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.668% VRN 1/30/32 (d)	109,270	109,043
		883,836
Leisure Time — 0.5%
ECG Bidco SAS, 2026 EUR Term Loan B,
0.000% 2/25/33 EUR (e) (f)	458,791	523,665
Lodging — 2.4%
Casper BidCo SAS, 2026 EUR Term Loan B, 3 mo. EURIBOR + 3.250%
5.373% VRN 3/21/31 EUR (d) (f)	500,000	572,579
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.668% VRN 8/02/28 (d)	82,811	82,707
2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.668% VRN 1/17/31 (d)	403,247	401,889
Sandy BidCo BV, EUR Term Loan B, 6 mo. EURIBOR + 3.850%
6.256% VRN 8/17/29 EUR (d) (f)	1,000,000	1,079,761
Station Casinos LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.668% VRN 3/14/31 (d)	363,989	363,582
Turquoise Topco Ltd., Term Loan B, 3 mo. U.S. (Fed) Prime Rate + 2.250%
9.000% VRN 12/30/32 (d)	165,017	159,551
		2,660,069
Machinery - Diversified — 1.3%
Pro Mach Group, Inc., 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.418% VRN 10/15/32 (d)	544,929	543,567

	Principal Amount	Value
TK Elevator Midco GmbH, 2025 EUR Term Loan B1,
0.000% 4/30/30 EUR (e) (f)	$800,000	$917,607
		1,461,174
Media — 3.5%
Cumulus Media New Holdings, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.000%
8.663% VRN 5/02/29 (d)	512,172	73,148
DirecTV Financing LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 5.250%
9.178% VRN 8/02/29 (d)	743,680	744,729
Houghton Mifflin Harcourt Publishing Co., 2022 Term Loan, 1 mo. USD Term SOFR + 5.250%
9.018% VRN 4/09/29 (d)	56,839	47,971
Learfield Communications LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.500%
8.168% VRN 6/30/28 (d)	545,859	546,088
McGraw-Hill Global Education Holdings LLC, 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.418% VRN 8/06/31 (d)	182,124	181,640
Sunrise Financing Partnership, Term Loan AAA, 6 mo. USD Term SOFR + 2.470%
6.099% VRN 2/15/32 (d)	608,398	603,646
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000%
5.787% VRN 4/28/28 (d)	1,000,000	986,460
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.175%
7.052% VRN 3/31/31 (d)	700,000	636,566
		3,820,248
Metal Fabricate & Hardware — 0.4%
Grinding Media, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.173% VRN 10/12/28 (d)	264,114	264,114
Tega MC Australia Holdings Pty Ltd., Term Loan B,
0.000% 3/25/33 (e)	209,330	207,760
		471,874

The accompanying notes are an integral part of the financial statements.
14

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 0.2%
Arsenal AIC Parent LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.418% VRN 8/19/30 (d)	$165,773	$165,980
Oil & Gas Services — 0.1%
Deep Blue Operating I LLC, Term Loan, 1 mo. USD Term SOFR + 2.750%
6.421% VRN 10/01/32 (d)	144,509	144,870
Packaging & Containers — 4.3%
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.175%
6.843% VRN 4/13/29 (d)	1,073,354	1,021,511
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250%
7.919% VRN 5/05/29 (d)	669,794	655,983
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.164% VRN 4/15/30 (d)	853,783	823,593
Pretium PKG Holdings, Inc.
2026 1st Out Exit Term Loan, 3 mo. USD Term SOFR + 5.250%
8.917% VRN 3/02/31 (d)	164,847	163,866
2026 2nd Out Takeback Exit Term Loan, 3 mo. USD Term SOFR + 5.750%
9.423% VRN 3/01/32 (d)	162,646	136,216
Proampac PG Borrower LLC, 2026 USD Term Loan B, 1 mo. USD Term SOFR + 4.000%
7.782% VRN 3/07/33 (d)	784,210	755,391
TricorBraun Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.250%
6.918% VRN 3/03/31 (d) (e)	249,347	236,463
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.750%
7.450% VRN 9/15/28 (d)	939,843	888,594
		4,681,617
Pharmaceuticals — 5.5%
AI Sirona (Luxembourg) Acquisition SARL, 2025 EUR 1st Lien Term Loan B,
0.000% 1/20/33 EUR (e) (f)	500,000	573,001

	Principal Amount	Value
Amneal Pharmaceuticals LLC, 2026 Term Loan, 1 mo. USD Term SOFR + 3.000%
6.668% VRN 8/01/32 (d)	$590,763	$592,239
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.250%
9.918% VRN 10/08/30 (d)	653,465	629,685
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.800% VRN 10/01/27 (d)	1,124,771	1,090,095
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.768% VRN 11/15/27 (d)	680,838	679,796
IVC Acquisition Ltd., 2025 EUR Repriced Term Loan B, 3 mo. EURIBOR + 4.000%
6.121% VRN 12/12/28 EUR (d) (f)	737,000	845,396
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.250%
5.918% VRN 5/05/28 (d)	362,567	363,586
Nidda Healthcare Holding AG, 2025 EUR Repriced Term Loan B, 3 mo. EURIBOR + 3.500% 5.524% VRN 12/09/32 EUR (d) (f)	925,000	1,065,826
Paradigm Parent LLC, 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.500%
8.200% VRN 4/16/32 (d)	148,318	121,918
		5,961,542
Pipelines — 0.2%
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.000%
5.646% VRN 10/04/30 (d)	198,489	198,440
Retail — 3.2%
CD&R Firefly Bidco Ltd., 2025 GBP Term Loan, 3 mo. GBP Term SONIA + 4.750%
8.477% VRN 4/29/29 GBP (d) (f)	1,000,000	1,318,491
Flynn Restaurant Group LP, 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750%
7.418% VRN 1/28/32 (d)	186,271	182,712

The accompanying notes are an integral part of the financial statements.
15

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.918% VRN 1/23/32 (d)	$526,958	$525,377
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.918% VRN 6/11/31 (d)	733,220	724,774
IRB Holding Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.176% VRN 12/16/30 (d)	248,039	247,290
Kodiak Building Partners, Inc., 2024 Term Loan B, 3 mo. U.S. (Fed) Prime Rate + 2.750%
9.500% VRN 12/04/31 (d)	16,271	16,264
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.750%
7.525% VRN 6/06/31 (d)	207,195	165,213
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.918% VRN 10/19/29 (d)	320,085	307,163
		3,487,284
Software — 10.2%
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.668% VRN 12/11/28 (d)	247,063	240,886
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.418% VRN 2/15/29 (d)	363,342	356,075
Avalara, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 2.750%
6.450% VRN 3/26/32 (d)	199,050	194,251
BCPE Pequod Buyer, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.417% VRN 11/25/31 (d)	280,412	271,649
Boxer Parent Co., Inc.
2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.673% VRN 7/30/31 (d)	808,725	747,820
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.750%
9.417% VRN 7/30/32 (d)	335,155	278,809
Cloud Software Group, Inc.
2025 Term Loan B (2031), 3 mo. USD Term SOFR + 3.250%
6.950% VRN 3/21/31 (d)	200,243	182,822

	Principal Amount	Value
2025 Term Loan B (2032), 3 mo. USD Term SOFR + 3.250%
6.950% VRN 8/13/32 (d)	$438,590	$399,976
Cloudera, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
7.518% VRN 10/08/28 (d)	184,746	163,962
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.500%
7.282% VRN 6/02/28 (d)	301,641	287,880
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%,
7.532% VRN 10/16/28 (d)	181,361	131,487
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.750%
6.418% VRN 5/01/31 (d)	267,015	245,488
Dayforce, Inc., 2026 Term Loan, 3 mo. USD Term SOFR + 3.000%
6.663% VRN 2/04/33 (d)	627,376	592,695
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.168% VRN 10/08/29 (d)	268,862	261,075
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.168% VRN 1/30/32 (d)	577,821	552,062
Ivanti Software, Inc.
2025 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.750%
8.411% VRN 6/01/29 (d)	177,487	119,424
2025 Newco Term Loan, 3 mo. USD Term SOFR + 5.750%
9.411% VRN 6/01/29 (d)	93,270	92,920
Kaseya, Inc.
2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.918% VRN 3/22/32 (d)	314,074	292,481
2025 2nd Lien Term Loan B, 1 mo. USD Term SOFR + 5.000%
8.668% VRN 3/21/33 (d)	127,241	100,626
Loyalty Ventures, Inc., Term Loan B,
0.000% 11/03/27 (h)	1,440,555	115,244
MedAssets Software Intermediate Holdings, Inc.
2024 First Out Term Loan, 3 mo. USD Term SOFR + 4.000%
7.687% VRN 12/15/28 (d)	256,643	202,427
2024 Second Out Term Loan, 1 mo. USD Term SOFR + 4.000%
7.795% VRN 12/15/28 (d) (e)	706,971	293,393

The accompanying notes are an integral part of the financial statements.
16

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
2024 Term Loan A, 3 mo. USD Term SOFR + 5.250%
8.937% VRN 12/15/28 (d)	$77,498	$63,272
Mermaid Bidco, Inc., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.250%
6.913% VRN 7/03/31 (d)	324,531	317,229
Mitchell International, Inc.
2026 Term Loan, 1 mo. USD Term SOFR + 3.000%
6.668% VRN 6/17/31 (d)	738,773	703,113
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250%
8.918% VRN 6/17/32 (d)	500,000	447,345
Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.928% VRN 6/02/28 (d)	137,388	120,558
Press Ganey Holdings, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.668% VRN 4/30/31 (d)	446,603	445,598
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, 3 mo. USD Term SOFR + 2.750%
6.450% VRN 7/16/31 (d)	912,232	877,914
Project Ruby Ultimate Parent Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.532% VRN 3/10/28 (d)	158,780	157,888
Red Planet Borrower LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000%
7.668% VRN 9/08/32 (d)	498,750	487,029
Renaissance Holding Corp., 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.000%
7.667% VRN 4/05/30 (d)	219,500	154,954
Skopima Merger Sub, Inc., 2024 Repriced Term Loan, 1 mo. USD Term SOFR + 3.750%
7.418% VRN 5/12/28 (d)	161,086	125,412
SolarWinds Holdings, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 4.000%
7.674% VRN 4/16/32 (d)	194,739	164,555
Sovos Compliance LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.918% VRN 8/13/29 (d)	125,151	118,580

	Principal Amount	Value
SS&C Technologies, Inc., 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.000%
5.668% VRN 5/09/31 (d)	$426,829	$425,147
VS Buyer LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.917% VRN 4/12/31 (d)	456,062	444,661
		11,176,707
Telecommunications — 8.1%
Delta TopCo, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.421% VRN 11/30/29 (d)	437,067	422,111
Eircom Finco SARL, 2025 EUR Term Loan B6, 1 mo. EURIBOR + 2.750%
4.691% VRN 5/15/32 EUR (d) (f)	1,000,000	1,150,314
Ensono LP, 2021 Term Loan, 1 mo. USD Term SOFR + 4.000%
7.782% VRN 5/26/28 (d)	326,404	302,557
Iridium Satellite LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.918% VRN 9/20/30 (d)	200,793	196,150
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, 1 mo. USD Term SOFR + 3.250% 6.918% VRN 3/29/32 (d)	750,000	749,220
MasOrange Finco PLC, 2025 EUR Term Loan B, 6 mo. EURIBOR + 2.250%
4.384% VRN 3/25/31 EUR (d) (f)	1,390,000	1,601,924
Matterhorn Telecom Holding SA, EUR Term Loan B, 3 mo. EURIBOR + 2.500%
4.611% VRN 1/30/32 EUR (d) (f)	1,000,000	1,151,412
Nuuday AS, EUR Term Loan B, 1 mo. EURIBOR + 6.500%
8.451% VRN 2/03/28 EUR (d) (f)	1,000,000	1,155,850
Windstream Services LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000%
7.668% VRN 10/06/32 (d)	510,048	509,731
Zayo Group Holdings, Inc., 2025 USD Term Loan, 1 mo. USD Term SOFR + 3.000%
6.782% VRN 3/11/30 (d) (e)	470,558	461,307

The accompanying notes are an integral part of the financial statements.
17

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Zegona Communications PLC, 2026 EUR Repriced Term Loan B, 6 mo. EURIBOR + 2.250%
4.391% VRN 7/17/29 EUR (d) (f)	$1,000,000	$1,152,360
		8,852,936
Transportation — 1.4%
Agi Cfi Acquisition Corp., 2026 Term Loan B,
0.000% 3/25/33 (e)	323,363	319,321
First Student Bidco, Inc.
2026 Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.950% VRN 8/15/30 (d)	584,348	582,157
2026 Term Loan C, 3 mo. USD Term SOFR + 2.250%
5.950% VRN 8/15/30 (d)	106,921	106,520
Kenan Advantage Group, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.250%
6.918% VRN 1/25/29 (d)	478,557	472,335
		1,480,333
TOTAL BANK LOANS (Cost $101,269,822)		93,816,214
Corporate Debt — 6.7%
Advertising — 0.6%
Summer BC Holdco B SARL 3 mo. EURIBOR + 4.250%
6.234% FRN 2/15/30 EUR (d) (f) (i)	600,000	602,600
Building Materials — 0.1%
PCF GmbH
4.750% 4/15/29 EUR (f) (i)	300,000	145,265
Commercial Services — 1.1%
BCP V Modular Services Finance II PLC
4.750% 11/30/28 EUR (f) (i)	200,000	217,467
Techem Verwaltungsgesellschaft 675 GmbH 3 mo. EURIBOR + 3.000%
5.026% FRN 7/15/32 EUR (d) (f) (i)	250,000	287,651
Travelex Issuerco 2 PLC, (Acquired 5/07/24-2/05/26, Cost $990,701), PIK 3.000% , Cash
3.010% 3/31/29 GBP (b) (c) (f) (g) (i)	778,168	696,063
		1,201,181

	Principal Amount	Value
Computers — 0.5%
Atos SE
5.200% STEP 12/18/30 EUR (f) (i)	$200,000	$218,157
9.360% STEP 12/18/29 EUR (f) (i)	243,803	317,700
		535,857
Cosmetics & Personal Care — 0.1%
Opal Bidco SAS
5.500% 3/31/32 EUR (f) (i)	100,000	112,815
Diversified Financial Services — 0.2%
Intrum Investments & Financing AB
7.750% 9/11/27 EUR (f)	100,000	111,687
8.000% 9/11/27 EUR (f) (i)	100,000	114,906
TFP Realisations PLC, (Acquired 1/13/20, Cost $274,579),
8.000% 5/15/22 EUR (f) (g) (h) (i) (j)	250,000	1,084
		227,677
Electric — 0.2%
Energia Group Roi Financeco DAC
6.875% 7/31/28 EUR (f) (i)	200,000	234,167
Engineering & Construction — 0.2%
Gatwick Airport Finance PLC
6.000% 11/21/30 GBP (f) (i)	100,000	130,111
Heathrow Finance PLC
4.125% 9/01/29 GBP (f) (i)	100,000	123,437
		253,548
Environmental Controls — 0.1%
Luna 2 5SARL
5.500% 7/01/32 EUR (f) (i)	100,000	113,690
Forest Products & Paper — 0.3%
Fedrigoni SpA
6.125% 6/15/31 EUR (f) (i)	250,000	266,216
Health Care - Services — 0.2%
Mehilainen Yhtiot OYJ 3 mo. EURIBOR + 3.375%
5.510% FRN 6/30/32 EUR (d) (f) (i)	190,000	219,222
Internet — 0.3%
Cerved Group SpA 3 mo. EURIBOR + 5.250%
7.400% FRN 2/15/29 EUR (d) (f) (i)	300,000	304,295

The accompanying notes are an integral part of the financial statements.
18

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Leisure Time — 0.0%
HX Holdings Co. Ltd.
7.000% STEP 2/12/30 EUR (f)	$39,459	$32,867
Lodging — 0.2%
TVL Finance PLC
10.250% 4/28/28 GBP (f) (i)	150,000	191,100
Machinery - Diversified — 0.0%
Galapagos SA
1.000% 6/15/21 EUR (f) (h) (i) (j)	20,000	116
Pharmaceuticals — 1.2%
Grifols SA
7.125% 5/01/30 EUR (f) (i)	829,000	990,481
Nidda Healthcare Holding GmbH 3 mo. EURIBOR + 3.750%
5.734% FRN 10/23/30 EUR (d) (f) (i)	250,000	288,885
		1,279,366
Retail — 0.1%
Boots Group Finco LP
7.375% 8/31/32 GBP (f) (i)	100,000	131,450
House of Fraser Funding PLC
1.000% 9/15/20 GBP (f) (h) (i) (j)	300,000	198
		131,648
Telecommunications — 1.3%
Fibercop SpA
5.125% 6/30/32 EUR (f) (i)	400,000	457,718
Odido Holding BV
3.750% 1/15/29 EUR (f) (i)	250,000	281,365
PLT VII Finance SARL 3 mo. EURIBOR + 3.500%
5.650% FRN 6/15/31 EUR (d) (f) (i)	250,000	287,414
TDC Net AS
4.625% 10/22/33 EUR (f) (i)	100,000	113,547
Vmed O2 UK Financing I PLC
4.500% 7/15/31 GBP (f) (i)	250,000	277,319
		1,417,363
TOTAL CORPORATE DEBT (Cost $8,248,013)		7,268,993
TOTAL BONDS & NOTES (Cost $109,517,835)		101,085,207

	Number of Shares	Value
Warrants — 0.0%
Technology — 0.0%
Travelex International Ltd., Expires 8/18/21 (a) (c)	285	$—
TOTAL WARRANTS (Cost $0)		—
TOTAL LONG-TERM INVESTMENTS (Cost $111,041,233)		102,512,300

	Principal Amount
Short-Term Investments — 5.1%
Repurchase Agreement — 5.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (k)	$5,600,316	5,600,316
TOTAL SHORT-TERM INVESTMENTS (Cost $5,600,316)		5,600,316
TOTAL INVESTMENTS — 99.1% (Cost $116,641,549) (l)		108,112,616
Other Assets/ (Liabilities) — 0.9%		961,032
NET ASSETS — 100.0%		$109,073,648

Abbreviation Legend

EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
PIK	Payment-in-kind - security which may pay interest/ dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STEP	Step Coupon Bond
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Investment is valued using significant unobservable inputs.
(c)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2026, these securities amounted to a value of $1,916,265 or 1.76% of net assets.

The accompanying notes are an integral part of the financial statements.
19

MML Barings Global Floating Rate Fund (see Note 1) — Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(d)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2026, where the rate may not be determined until the time of settlement.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)
Restricted security. Certain securities are restricted to resale. At March 31, 2026, these securities amounted to a value of $1,683,775 or 1.54% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(h)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2026, these securities amounted to a value of $116,642 or 0.11% of net assets.

(i)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $7,124,439 or 6.53% of net assets.

(j)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not available as of March 31, 2026.
(k)
Maturity value of $5,600,627. Collateralized by U.S. Government Agency obligations with a rate of 3.625%, maturity date of 8/31/27, and an aggregate market value, including accrued interest, of $5,712,384.

(l)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:
United States	62.4%
United Kingdom	9.9%
Luxembourg	4.8%
Germany	3.1%
France	2.1%
Ireland	1.7%
Spain	1.5%
Netherlands	1.4%
Denmark	1.2%
Hong Kong	1.1%
Norway	1.0%
Italy	0.9%
Belgium	0.9%
Sweden	0.7%
Czech Republic	0.5%
Canada	0.4%
Finland	0.2%
Australia	0.2%
Total Long-Term Investments	94.0%
Short-Term Investments and Other Assets and Liabilities	6.0%
Net Assets	100.0%

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce*	4/20/26	USD	27,561,141	EUR	23,925,046	$(116,208)
Canadian Imperial Bank of Commerce*	4/20/26	USD	262,138	NOK	2,544,000	(584)
Morgan Stanley & Co. LLC*	4/20/26	USD	299,722	EUR	261,182	(2,423)
Morgan Stanley & Co. LLC*	4/20/26	USD	3,026,448	GBP	2,274,618	15,843
State Street Bank and Trust*	4/20/26	USD	5,522	NOK	53,000	49
						$(103,323)

*     Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
20

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 0.2%
Common Stock — 0.2%
France — 0.0%
Technicolor Creative Studios, Inc. (TCHCS FP) (a) (b) (c)	146	$—
Germany — 0.0%
Campfire Topco Ltd. (a) (b) (c)	448,154	—
Luxembourg — 0.0%
SI Group, Inc. (c)	4,941	39,528
Norway — 0.1%
HRN Bidco AS (c)	5,296	134,001
HX Bidco AS (c)	1,067	7,062
		141,063
Spain — 0.0%
Bahia De Las Isletas SL Class A (a) (b) (c)	5,454,162	—
United Kingdom — 0.0%
Don Jersey Topco Ltd. (a) (b) (c)	292,774	—
Jubilee Topco Ltd., A1 shares (a) (b) (c)	746	—
Jubilee Topco Ltd., A2 shares (a) (b) (c)	363,125	—
Jubilee Topco Ltd., A3 shares (a) (b) (c)	233,558	—
Jubilee Topco Ltd., A4 shares (a) (b) (c)	194,966	—
Travelex Topco Ltd. (a) (b) (c)	9,365	—
		—
United States — 0.1%
Pretium PKG Holdings, Inc. (c)	331	6,179
Serta Simmons, Inc. (c)	14,736	113,290
Technicolor Creative Studios, Inc. (a) (b) (c)	17,217,094	—
		119,469
TOTAL COMMON STOCK (Cost $611,079)		300,060
Preferred Stock — 0.0%
United States — 0.0%
Veritas Kapital Assurance PLC, Series G (c)	1,017	19,323
Veritas Kapital Assurance PLC, Series G-1 (c)	702	13,338
		32,661

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $26,980)		$32,661
TOTAL EQUITIES (Cost $638,059)		332,721
	Principal Amount
Bonds & Notes — 87.9%
Bank Loans — 30.5%
Canada — 0.7%
Balcan Innovations, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.750%
8.417% VRN 10/18/31 (d)	$463,779	301,456
Green Infrastructure Partners, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.450% VRN 9/24/32 (d)	153,029	152,647
NorthRiver Midstream Finance LP, 2023 USD Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.911% VRN 8/16/30 (d)	315,789	315,840
WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.450% VRN 2/14/31 (d)	213,688	207,087
		977,030
Denmark — 0.4%
Auris Luxembourg III SARL, 2025 EUR Term Loan B, 6 mo. EURIBOR + 3.750%
5.873% VRN 2/28/29 EUR (d) (e)	500,000	564,066
France — 0.5%
AI Sirona (Luxembourg) Acquisition SARL, 2021 EUR 1st Lien Term Loan B, 6 mo. EURIBOR + 4.500%
6.664% VRN 12/18/28 EUR (d) (e)	500,000	164,709
ECG Bidco SAS, 2026 EUR Term Loan B,
0.000% 2/25/33 EUR (e) (f)	462,493	527,890
Foundever Worldwide Corp., 2021 USD Term Loan, 3 mo. USD Term SOFR + 3.750%
7.711% VRN 8/28/28 (d)	149,646	55,903
Technicolor Creative Studios, Inc.
2023 EUR PIK Reinstated Term Loan B, 0.000% 9/15/26 EUR (a) (b) (e) (g)	87,302	—

The accompanying notes are an integral part of the financial statements.
21

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
EUR PIK Super Senior Term Loan,
0.000% 3/31/27 EUR (a) (b) (e) (g)	$7,820	$—
EUR PIK Tranche 2 Note Term Loan, 0.000% 3/31/27 EUR (a) (b) (e) (g)	5,581	—
EUR Tranche 4 Term Loan,
0.000% 3/31/27 EUR (a) (b) (e) (g)	3,208	—
EUR PIK Tranche 3 Note Term Loan, 0.000% 3/31/27 EUR (a) (b) (e) (g)	2,777	—
2023 EUR PIK Term Loan,
0.000% 3/28/33 EUR (a) (b) (e) (g)	82,145	—
		748,502
Germany — 2.9%
Amedes Holding AG, 2021 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
5.776% VRN 11/20/28 EUR (d) (e)	500,000	456,994
Arvos HoldCo SARL, 2024 USD HoldCo Term Loan B2,
0.500% 8/29/27 (d)	46,383	8,349
Arvos Holding GmbH, 2024 USD Opco Term Loan B4, 3 mo. USD Term SOFR + 5.762%
9.429% VRN 8/29/27 (d)	266,374	197,117
CeramTec AcquiCo GmbH, 2026 EUR Term Loan B,
0.000% 11/15/29 EUR (e) (f) (h)	500,000	557,310
Nidda Healthcare Holding AG, 2025 EUR Repriced Term Loan B, 3 mo. EURIBOR + 3.500%
5.524% VRN 12/09/32 EUR (d) (e)	500,000	576,122
Node AcquiCo GmbH, EUR Term Loan, 1 mo. EURIBOR + 3.500%
5.455% VRN 12/08/32 EUR (d) (e)	500,000	574,758
SGB-SMIT Midco GmbH, EUR Term Loan B,
0.000% 3/10/33 EUR (e) (f)	1,000,000	1,156,810
Techem Verwaltungsgesellschaft 675 GmbH, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.250%
5.231% VRN 7/15/32 EUR (d) (e)	500,000	575,949
		4,103,409

	Principal Amount	Value
Luxembourg — 1.7%
Albion Financing 3 SARL, 2025 EUR Term Loan, 3 mo. EURIBOR + 3.000%
5.029% VRN 5/21/31 EUR (d) (e)	$510,000	$587,332
CCP Lux Holding SARL, 2023 EUR Term Loan B, 6 mo. EURIBOR + 4.750%
6.853% VRN 1/05/28 EUR (d) (e)	500,000	556,045
Flint Group Midco Ltd., USD Opco Term Loan, 3 mo. USD Term SOFR + 4.250%, PIK 0.750%, Cash,
8.183% VRN 9/30/28 (d)	177,794	167,461
Summer (BC) Holdco B SARL
2024 EUR Term Loan B, 3 mo. EURIBOR + 4.500%
6.526% VRN 1/31/29 EUR (d) (e)	432,997	435,857
2024 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
8.960% VRN 2/15/29 (d)	378,411	321,271
Venga Finance SARL, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
7.684% VRN 6/28/29 (d)	291,769	290,220
		2,358,186
Netherlands — 1.4%
TMF Group Holding BV, 2025 EUR Term Loan B, 3 mo. EURIBOR + 3.250%
5.276% VRN 5/03/28 EUR (d) (e)	500,000	575,758
Trivium Packaging BV, EUR Repriced Term Loan, 3 mo. EURIBOR + 3.750%
5.776% VRN 5/28/30 EUR (d) (e)	700,000	800,284
Ziggo BV, 2019 EUR Term Loan H, 1 mo. EURIBOR + 3.000%
4.940% VRN 1/31/29 EUR (d) (e)	500,000	557,755
		1,933,797
Norway — 0.3%
Hurtigruten ASA
2025 EUR Term Loan A, 3 mo. EURIBOR + 7.500%
9.481% VRN 2/12/30 EUR (d) (e)	266,326	314,245

The accompanying notes are an integral part of the financial statements.
22

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
2025 EUR Term Loan B, 3 mo. EURIBOR + 8.000%
9.981% VRN 8/12/30 EUR (d) (e)	$68,419	$73,152
		387,397
Spain — 0.6%
Grifols SA, EUR 2019 Term Loan B, 1 mo. EURIBOR + 2.250%
4.142% VRN 11/15/27 EUR (d) (e)	680,836	784,127
United Kingdom — 2.1%
Flint Group Packaging INKS North America Holdings LLC
EUR PIK 2nd lien Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash,
2.134% VRN 12/30/28 EUR (d) (e)	448,186	19,167
EUR Opco Term Loan, 3 mo. EURIBOR + 4.250%, PIK 0.750%, Cash,
6.288% VRN 12/31/27 EUR (d) (e)	562,734	613,362
Flint Group Topco Ltd.
USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362%, PIK 6.900%, Cash
4.033% VRN 12/30/27 (d)	111,435	79,565
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.100%, PIK 6.900%, Cash
4.033% VRN 12/31/27 (d)	148,605	5,758
Froneri Lux FinCo SARL, 2025 EUR Term Loan, 6 mo. EURIBOR + 2.750%
4.899% VRN 9/30/32 EUR (d) (e)	500,000	568,071
Lernen Bidco Ltd., 2025 EUR Term Loan B3, 6 mo. EURIBOR + 3.750%
5.871% VRN 4/25/29 EUR (d) (e)	500,000	561,368
Motion Finco SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
5.877% VRN 11/12/29 EUR (d) (e)	500,000	495,282

	Principal Amount	Value
Tunstall Group Holdings Ltd.
2023 EUR Reinstated Term Loan B (Acquired 11/30/23-11/28/25, Cost $375,237), 6 mo. EURIBOR + 0.100%, PIK 4.900%, Cash
2.217% VRN 12/20/27 EUR (a) (b) (d) (e) (i)	$343,904	$110,505
2025 EUR Incremental Super Senior Term Loan (Acquired 5/27/25, Cost $41,044), 6 mo. EURIBOR + 3.000%
5.117% VRN 12/18/26 EUR (a) (b) (d) (e) (i)	38,799	40,899
Vue Entertainment International Ltd.
2023 EUR Floating PIK Term Loan, 6 mo. EURIBOR + 0.100%, PIK 8.400%, Cash,
2.203% VRN 12/31/27 EUR (d) (e)	192,919	228,560
2023 EUR Floating PIK Super Senior Term Loan, 6 mo. EURIBOR + 8.000%, PIK 1.000%, Cash,
10.103% VRN 6/30/27 EUR (d) (e)	103,858	126,046
Vue International Bidco PLC, 2022 EUR Term Loan, 6 mo. EURIBOR + 8.000%
10.103% VRN 6/30/27 EUR (d) (e)	158,216	183,789
		3,032,372
United States — 19.9%
AAP Buyer, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.417% VRN 9/09/31 (d)	252,316	252,316
Agi Cfi Acquisition Corp. 2026 Term Loan B, 2026 Term Loan B,
0.000% 3/25/33 (f)	226,354	223,525
Ahead DB Holdings LLC, 2024 Term Loan B4, 3 mo. USD Term SOFR + 2.500%
6.200% VRN 2/03/31 (d)	83,673	82,353
Alliance Laundry Systems LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%, 3 mo. USD Term SOFR + 2.250
5.917% - 5.923% VRN 8/19/31 (d)	117,543	117,383

The accompanying notes are an integral part of the financial statements.
23

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 1.750%
5.418% VRN 9/30/31 (d)	$230,346	$229,561
Altium Packaging LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.168% VRN 6/11/31 (d)	294,750	283,697
AMC Entertainment Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 7.000%
10.675% VRN 1/04/29 (d)	447,255	440,211
American Airlines, Inc., 2024 1st Lien Term Loan B, 6 mo. USD Term SOFR + 2.250%
6.000% VRN 2/15/28 (d)	247,449	240,721
Apro LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%
7.427% VRN 7/09/31 (d)	193,898	194,140
Aretec Group, Inc., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.000%
6.668% VRN 8/09/30 (d)	198,004	195,323
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.668% VRN 12/11/28 (d)	137,204	133,774
Asurion LLC
2026 Term Loan B14, 1 mo. USD Term SOFR + 3.750%
7.418% VRN 2/23/33 (d)	296,414	286,226
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250%
9.032% VRN 1/20/29 (d)	88,656	87,991
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.418% VRN 2/15/29 (d)	197,027	193,087
Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.168% VRN 1/27/32 (d)	183,899	183,478
Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.750%
7.418% VRN 1/15/31 (d)	272,810	273,151
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.250%
9.918% VRN 10/08/30 (d)	522,038	503,041

	Principal Amount	Value
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, 1 mo. USD Term SOFR + 3.500%
7.173% VRN 12/29/32 (d)	$223,928	$220,151
Belron Finance 2019 LLC, 2026 Repriced Term Loan B, 3 mo. USD Term SOFR + 2.000%
5.660% VRN 10/16/31 (d)	198,004	197,806
Bingo Holdings I LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750%
8.450% VRN 6/30/32 (d)	144,864	140,971
BioMarin Pharmaceutical, Inc., Term Loan B,
0.000% 1/28/33 (f)	153,453	152,974
Boxer Parent Co., Inc.
2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.673% VRN 7/30/31 (d)	198,649	183,689
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.750%
9.417% VRN 7/30/32 (d)	200,000	166,376
Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 2.500%
6.168% VRN 6/13/31 (d)	287,289	279,857
Caesars Entertainment, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.918% VRN 2/06/30 (d)	242,515	235,240
Charlotte Buyer, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 4.250%
7.920% VRN 2/11/28 (d)	296,004	292,970
Clarios Global LP, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.418% VRN 1/28/32 (d)	278,244	277,270
Cloud Software Group, Inc., 2025 Term Loan B (2031), 3 mo. USD Term SOFR + 3.250%
6.950% VRN 3/21/31 (d)	198,501	181,232
Cloudera, Inc., 2021 Second Lien Term Loan, 1 mo. USD Term SOFR + 6.000%
9.768% VRN 10/08/29 (d)	266,667	204,221
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.175%
6.843% VRN 4/13/29 (d)	229,430	218,348

The accompanying notes are an integral part of the financial statements.
24

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
CMG Media Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 3.500%
7.300% VRN 6/18/29 (d)	$148,735	$138,918
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%,
7.532% FRN 10/16/28 (d)	56,811	41,188
Cotiviti Corp.
2024 Term Loan, 1 mo. USD Term SOFR + 2.750%
6.418% VRN 5/01/31 (d)	293,673	269,997
2025 2nd Amendment Term Loan, 1 mo. USD Term SOFR + 2.750%
6.418% VRN 3/26/32 (d)	198,998	182,779
CPC Acquisition Corp., Second Lien Term Loan, 3 mo. USD Term SOFR + 7.750%
11.711% VRN 12/29/28 (d)	600,000	133,500
CPM Holdings, Inc., 2023 Term Loan, 1 mo. USD Term SOFR + 4.500%
8.168% VRN 9/28/28 (d)	149,617	149,563
CSC Holdings LLC, 2019 Term Loan B5, 3 mo. U.S. (Fed) Prime Rate + 1.500%
8.250% VRN 4/15/27 (d)	298,413	262,323
Dayforce, Inc., 2026 Term Loan, 3 mo. USD Term SOFR + 3.00%
6.663% VRN 2/04/33 (d)	376,426	355,617
Deep Blue Operating I LLC, Term Loan, 1 mo. USD Term SOFR + 2.750%
6.421% VRN 10/01/32 (d)	101,156	101,409
DG Investment Intermediate Holdings 2, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 3.250%
6.918% VRN 7/09/32 (d)	223,417	223,138
Edelman Financial Center LLC, 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250%
8.918% VRN 10/06/28 (d)	300,000	296,550
Emrld Borrower LP, Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.923% VRN 5/31/30 (d)	142,178	141,929
Ensemble RCM LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.700% VRN 2/09/33 (d)	577,486	570,146
Examworks Bidco, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.168% VRN 2/06/33 (d)	246,231	245,770

	Principal Amount	Value
First Student Bidco, Inc.
2026 Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.950% VRN 8/15/30 (d)	$237,127	$236,238
2026 Term Loan C, 3 mo. USD Term SOFR + 2.250%
5.950% VRN 8/15/30 (d)	43,388	43,226
Flint Group Packaging INKS North America Holdings LLC, EUR PIK Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash
2.134% VRN 12/30/28 EUR (d) (e)	337,368	278,227
Flynn Restaurant Group LP, 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750%
7.418% VRN 1/28/32 (d)	259,692	254,729
Focus Financial Partners LLC, 2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.168% VRN 9/15/31 (d)	107,983	104,349
Franklin Square Holdings LP, 2024 Term Loan B (Acquired 4/18/24, Cost $224,298), 1 mo. USD Term SOFR + 2.250%
5.918% VRN 4/25/31 (d) (i)	224,706	187,629
Freeport LNG Investments LLLP, 2026 Term Loan B, 3 mo. USD Term SOFR + 3.250%
6.893% VRN 2/11/33 (d)	438,915	438,551
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.168% VRN 1/30/32 (d)	158,549	151,481
GFL Environmental, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.166% VRN 3/03/32 (d)	257,239	257,079
Gibraltar Industries, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.918% - 5.927% VRN 2/02/33 (d)	175,773	174,675
Graham Packaging Co., Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.918% VRN 1/26/33 (d)	273,774	270,656
Grinding Media, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.173% VRN 10/12/28 (d)	188,199	188,199

The accompanying notes are an integral part of the financial statements.
25

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Gryphon Acquire Newco LLC, Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.675% VRN 9/13/32 (d)	$136,719	$136,753
Heartland Dental LLC, 2025 Term Loan, 1 mo. USD Term SOFR + 3.750%
7.418% VRN 8/25/32 (d)	196,753	196,194
Highline Aftermarket Acquisition LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.173% VRN 2/19/30 (d)	197,995	197,500
Hologic Inc., 2026 USD Term Loan B,
0.000% 1/14/33 (f)	340,708	336,449
HUB International Ltd., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.920% VRN 6/20/30 (d)	406	405
Hyperion Materials & Technologies, Inc., 2021 Term Loan B (Acquired 10/22/24, Cost $150,697), 3 mo. USD Term SOFR + 4.500%
8.434% VRN 8/30/28 (d) (i)	153,944	129,121
International Entertainment JJCo 3 Ltd., USD 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.667% VRN 4/29/32 (d)	199,500	199,001
Ivanti Software, Inc., 2025 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.750%
8.411% VRN 6/01/29 (d)	206,951	139,249
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.168% VRN 4/26/30 (d)	148,872	146,825
Journey Personal Care Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%
7.418% VRN 3/01/28 (d)	149,242	143,086
Jupiter Borrower, Inc., Term Loan B,
0.000% 3/25/33 (f)	216,346	215,805
Jupiter Buyer, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.700% VRN 11/01/31 (d)	138,539	138,453
Learfield Communications LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.500%
8.168% VRN 6/30/28 (d)	243,124	243,226

	Principal Amount	Value
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, 1 mo. USD Term SOFR + 3.250%
6.918% VRN 3/29/32 (d)	$200,000	$199,792
LifePoint Health, Inc., 2024 1st Lien Term Loan B (Acquired 10/15/24, Cost $577,131), 3 mo. USD Term SOFR + 3.750%
7.422% VRN 5/19/31 (d) (i)	577,320	577,176
Lightning Power LLC, Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.918% VRN 8/18/31 (d)	185,543	185,745
LSF12 Crown US Commercial Bidco LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.668% VRN 12/02/31 (d)	185,261	185,261
LSF12 Helix Parent LLC, USD Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.168% VRN 2/10/33 (d)	181,969	179,330
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.176% VRN 9/26/31 (d)	193,263	193,143
Mavis Tire Express Services Corp., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.000%
6.668% VRN 5/04/28 (d)	512,612	511,782
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.668% VRN 3/01/29 (d)	299,242	266,326
MedAssets Software Intermediate Holdings, Inc.
2024 First Out Term Loan, 3 mo. USD Term SOFR + 4.000%
7.687% VRN 12/15/28 (d)	470,327	370,971
2024 Second Out Term Loan, 1 mo. USD Term SOFR + 4.000%
7.795% VRN 12/15/28 (d)	702,998	291,744
2024 Term Loan A, 3 mo. USD Term SOFR + 5.250%
8.937% VRN 12/15/28 (d)	35,939	29,341
2024 Third Out Term Loan, 1 mo. USD Term SOFR + 6.750%
10.545% VRN 12/17/29 (d)	27,740	9,848
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan (Acquired 9/24/21, Cost $146,705), 3 mo. USD Term SOFR + 7.000%
10.767% VRN 11/01/29 (d) (i)	147,368	11,789

The accompanying notes are an integral part of the financial statements.
26

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
MH Sub I LLC, 2024 Term Loan B4, 1 mo. USD Term SOFR + 4.250%
7.918% VRN 12/31/31 (d)	$88,058	$58,301
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.000%
6.961% VRN 3/12/28 (d)	404,331	343,378
Mitchell International, Inc., 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250%
8.918% VRN 6/17/32 (d)	197,802	176,972
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250%
9.018% VRN 2/23/29 (d)	402,771	252,235
Neptune Bidco US, Inc., 2026 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
8.760% VRN 2/03/33 (d)	148,309	141,339
New Arclin US Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
7.268% VRN 9/30/28 (d)	190,412	188,567
Nvent Electric Public Ltd. Co., Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.668% VRN 1/30/32 (d)	214,440	213,994
OID-OL Intermediate I LLC, Term Loan 2, 3 mo. USD Term SOFR + 4.250%
8.067% VRN 2/01/29 (d)	190,807	125,591
Orion US Finco, Inc., 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.500%
7.150% VRN 10/08/32 (d)	187,874	185,799
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.250%
5.926% VRN 10/05/28 (d)	246,253	246,322
Padagis LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750%
8.658% VRN 7/06/28 (d)	147,807	135,613
Paradigm Parent LLC, 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.500%
8.200% VRN 4/16/32 (d)	466,059	383,101
PMHC II, Inc.
2026 2nd Out Term Loan B1, 3 mo. USD Term SOFR + 4.250%
8.053% VRN 4/30/30 (d)	70,613	42,515

	Principal Amount	Value
2026 3rd Out Term Loan C1, 3 mo. USD Term SOFR + 4.250%
8.053% VRN 4/30/30 (d)	$117,063	$20,369
2026 2nd Out Term Loan B2, 3 mo. USD Term SOFR + 5.500%
9.153% VRN 4/30/30 (d)	13,566	8,106
2026 3rd Out Term Loan C2, 3 mo. USD Term SOFR + 5.500%
9.153% VRN 4/30/30 (d)	167,314	29,280
2026 1st Out Term Loan A, 3 mo. USD Term SOFR + 6.250%
9.903% VRN 4/30/30 (d)	102,699	102,143
Pretium PKG Holdings, Inc.
2026 1st Out Exit Term Loan, 3 mo. USD Term SOFR + 5.250%
8.917% VRN 3/02/31 (d)	32,218	32,026
2026 2nd Out Takeback Exit Term Loan, 3 mo. USD Term SOFR + 5.750%
9.423% VRN 3/01/32 (d)	31,788	26,622
Proampac PG Borrower LLC, 2026 USD Term Loan B, 1 mo. USD Term SOFR + 4.000%
7.782% VRN 3/07/33 (d)	341,158	328,621
QuidelOrtho Corp., Term Loan, 1 mo. USD Term SOFR + 4.000%
7.668% VRN 8/20/32 (d)	146,707	146,386
Radiology Partners, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 4.500%
8.200% VRN 6/30/32 (d)	191,530	188,349
Radnet Management, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.923% VRN 4/18/31 (d)	246,241	246,445
Raising Cane’s Restaurants LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.668% VRN 9/18/31 (d)	237,493	236,306
Red Planet Borrower LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000%
7.668% VRN 9/08/32 (d)	149,625	146,109
Renaissance Holding Corp., 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.000%
7.667% VRN 4/05/30 (d)	195,215	137,810
Resilience Parent LLC, 1st Lien Term Loan, 6 mo. USD Term SOFR + 2.500%
6.100% VRN 2/28/33 (d)	161,421	160,462

The accompanying notes are an integral part of the financial statements.
27

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Ring Container Technologies Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.168% VRN 9/15/32 (d)	$197,504	$195,381
Sazerac Co., Inc., Repriced Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.670% VRN 7/09/32 (d)	223,788	223,477
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
6.652% VRN 4/04/29 (d)	245,755	241,830
Select Medical Corp., 2026 Term Loan B,
0.000% 12/03/31 (f)	159,893	159,294
Skopima Merger Sub, Inc., 2024 Repriced Term Loan, 1 mo. USD Term SOFR + 3.750%
7.418% VRN 5/12/28 (d)	224,838	175,045
Spin Holdco, Inc.
2026 First Lien Second Out Term Loan, 3 mo. USD Term SOFR + 4.000%
7.933% VRN 9/04/30 (d)	395,278	309,305
2026 First Lien First Out Term Loan, 3 mo. USD Term SOFR + 5.430%
9.101% VRN 9/04/30 (d)	110,627	112,609
Stonepeak Bayou Holdings LP, Term Loan B, 3 mo. USD Term SOFR + 2.750%
6.450% VRN 10/01/32 (d)	174,680	169,148
Summer (BC) Holdco B SARL, 2024 EUR Term Loan, 3 mo. EURIBOR + 4.500%
6.526% VRN 1/31/29 EUR (d) (e)	67,003	67,446
Tacala LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.668% VRN 1/31/31 (d)	175,920	175,732
Team Health Holdings, Inc., 2026 Repriced Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.661% VRN 6/30/28 (d)	312,844	311,280
Third Coast Infrastructure LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.750% 7.418% VRN 9/25/30 (d)	321,192	322,798

	Principal Amount	Value
TKO Worldwide Holdings LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 2.000%
5.664% VRN 11/21/31 (d)	$262,006	$261,670
TricorBraun Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.250%
6.918% VRN 3/03/31 (d) (f)	149,608	141,878
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.750%
7.450% VRN 9/15/28 (d)	599,776	567,070
Trio Bidco, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.700% VRN 10/29/32 (d)	230,894	223,198
US Fertility Enterprises LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 3.500%
7.167% VRN 12/30/32 (d)	126,947	126,471
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.175%
7.052% VRN 3/31/31 (d)	700,000	636,566
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000%
7.929% VRN 4/24/28 (d)	227,231	173,832
Vistra Zero Operating Co. LLC, Term Loan B, 1 mo. USD Term SOFR + 2.000%
5.668% VRN 4/30/31 (d)	322,876	320,910
VS Buyer LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250%
5.917% VRN 4/12/31 (d)	136,515	133,102
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.168% VRN 1/30/31 (d)	291,187	288,458
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.918% VRN 10/19/29 (d)	239,410	229,745
Wilsonart LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250%
7.950% VRN 8/05/31 (d)	115,994	100,625
Windstream Services LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000%
7.668% VRN 10/06/32 (d)	159,236	159,137

The accompanying notes are an integral part of the financial statements.
28

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Zayo Group Holdings, Inc., 2025 USD Term Loan, 1 mo. USD Term SOFR + 3.000%
6.782% VRN 3/11/30 (d)	$387,022	$379,413
		28,111,445
TOTAL BANK LOANS (Cost $46,316,932)		43,000,331
Corporate Debt — 49.1%
Angola — 0.1%
Azule Energy Finance PLC
8.125% 1/23/30 (j)	200,000	202,005
Argentina — 0.5%
Pan American Energy LLC
7.750% 1/15/37 (j)	40,000	39,900
Telecom Argentina SA
9.250% 5/28/33 (j)	132,000	136,556
Transportadora de Gas del Sur SA
8.500% 7/24/31 (j)	142,000	149,538
YPF SA
8.250% 1/17/34 (j)	200,000	203,728
8.500% 6/27/29 (j)	95,000	97,694
9.000% STEP 6/30/29 (j)	21,662	22,252
		649,668
Belgium — 0.1%
Elia Group SA 5 yr. EURIBOR ICE Swap + 2.506%
5.850% VRN EUR (d) (e) (j) (k)	100,000	118,672
Brazil — 0.3%
Petrobras Global Finance BV
6.250% 1/10/36	350,000	341,894
Samarco Mineracao SA PIK 5.000%, Cash
9.500% 6/30/31 (j)	89,914	88,467
		430,361
Canada — 1.1%
1011778 BC ULC/New Red Finance, Inc.
5.625% 9/15/29 (j)	200,000	200,436
Bausch Health Cos., Inc.
4.875% 6/01/28 (j)	150,000	137,357
5.000% 1/30/28 (j)	112,000	94,640
Enbridge, Inc., Series NC5, 5 yr. CMT + 3.785%
8.250% VRN 1/15/84 (d)	551,000	581,583
Northriver Midstream Finance LP
6.750% 7/15/32 (j)	200,000	200,590

	Principal Amount	Value
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.000% 8/01/30 (j)	$195,000	$186,890
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (j)	200,000	191,184
		1,592,680
Chile — 0.3%
Banco de Credito e Inversiones SA 5 yr. CMT + 4.944%
8.750% VRN(d) (j) (k)	200,000	210,226
VTR Comunicaciones SpA
4.375% 4/15/29 (j)	200,000	196,080
		406,306
Colombia — 0.1%
Geopark Ltd.
8.750% 1/31/30 (j)	200,000	196,770
Finland — 0.1%
Mehilainen Yhtiot OYJ 3 mo. EURIBOR + 3.375%
5.510% FRN 6/30/32 EUR (d) (e) (j)	100,000	115,380
France — 2.5%
Altice France SA
5.625% 7/15/32 EUR (e) (j)	296,921	326,730
6.500% 4/15/32 (j)	197,947	187,552
Atos SE
5.200% STEP 12/18/30 EUR (e) (j)	250,000	272,697
9.360% STEP 12/18/29 EUR (e) (j)	250,000	325,775
Banijay Entertainment SAS
7.000% 5/01/29 EUR (e) (j)	100,000	118,492
Betclic Everest Group SAS
5.125% 12/10/31 EUR (e) (j)	110,000	125,659
Electricite de France SA
5 yr. U.K. Government Bond + 3.775% 7.375% VRNGBP (d) (e) (j) (k)	100,000	133,261
5 yr. CMT + 5.411% 9.125% VRN (d) (j) (k)	200,000	231,602
Emeria SASU
3.375% 3/31/28 EUR (e) (j)	150,000	137,839
Eutelsat Communications SACA
5.750% 3/15/31 EUR (e) (j)	100,000	115,820
6.250% 3/15/33 EUR (e) (j)	100,000	116,149
Forvia SE
5.500% 6/15/31 EUR (e) (j) (l)	119,000	136,184

The accompanying notes are an integral part of the financial statements.
29

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
iliad SA
4.250% 1/09/32 EUR (e) (j)	$100,000	$113,184
La Poste SA 5 yr. EURIBOR ICE Swap + 2.679%
5.000% VRN EUR (d) (e) (j) (k)	100,000	116,685
Opal Bidco SAS
5.500% 3/31/32 EUR (e) (j)	100,000	112,815
Orange SA 5 yr. EUR Swap + 2.659%
5.375% VRN EUR (d) (e) (j) (k)	100,000	119,385
Veolia Environnement SA 5 yr. EURIBOR ICE Swap + 1.837%
4.322% VRN EUR (d) (e) (j) (k)	300,000	336,352
Viridien
10.000% 10/15/30 (j)	324,000	344,814
Worldline SA
5.250% 11/27/29 EUR (e) (j) (l)	200,000	199,563
		3,570,558
Germany — 2.0%
Bayer AG
5 yr. EUR Swap + 4.458% 5.375% VRN 3/25/82 EUR (d) (e) (j)	200,000	230,041
5 yr. EUR Swap + 3.896% 7.000% VRN 9/25/83 EUR (d) (e) (j)	200,000	245,067
Dynamo Newco II GmbH
6.250% 10/15/31 EUR (e) (j)	100,000	102,509
Grand City Properties SA 5 yr. EURIBOR ICE Swap + 2.184%
1.500% VRN EUR (d) (e) (j) (k)	300,000	339,756
IHO Verwaltungs GmbH PIK 7.75%, Cash
7.000% 11/15/31 EUR (e) (j)	250,000	302,111
Nidda Healthcare Holding GmbH
5.375% 10/23/30 EUR (e) (j)	200,000	230,119
PCF GmbH
4.750% 4/15/29 EUR (e) (j)	250,000	121,054
Progroup AG
5.375% 4/15/31 EUR (e) (j) (l)	300,000	339,418
Schaeffler AG
4.500% 5/12/32 EUR (e) (j)	100,000	111,004
Techem Verwaltungsgesellschaft 675 GmbH 3 mo. EURIBOR + 3.000%
5.026% FRN 7/15/32 EUR (d) (e) (j)	150,000	172,591

	Principal Amount	Value
Volkswagen International Finance NV 8 yr. EURIBOR ICE Swap + 3.494%
5.994% VRN EUR (d) (e) (j) (k)	$400,000	$462,111
ZF Europe Finance BV
5.500% 2/17/32 EUR (e) (j)	100,000	109,047
		2,764,828
Greece — 0.5%
Eurobank SA 5 yr. EURIBOR ICE Swap + 3.790%
6.250% VRN EUR (d) (e) (j) (k)	200,000	220,141
National Bank of Greece SA 5 yr. EURIBOR ICE Swap + 3.317%
5.800% VRN EUR (d) (e) (j) (k)	400,000	441,200
		661,341
Guatemala — 0.1%
Energuate Trust 2 0
6.350% 9/15/35 (j)	200,000	195,812
Hong Kong — 0.1%
Seaspan Corp.
5.500% 8/01/29 (j)	200,000	187,385
India — 0.2%
Vedanta Resources Finance II PLC
9.850% 4/24/33 (j)	200,000	205,436
Indonesia — 0.3%
Medco Maple Tree Pte. Ltd.
8.960% 4/27/29 (j)	400,000	410,918
Ireland — 0.6%
eircom Finance DAC
5.000% 4/30/31 EUR (e) (j)	175,000	200,928
Flutter Treasury DAC
5.875% 6/04/31 (j)	200,000	198,138
GGAM Finance Ltd.
5.875% 3/15/30 (j)	221,000	220,192
8.000% 2/15/27 (j)	200,000	201,840
		821,098
Italy — 1.1%
Cerved Group SpA 3 mo. EURIBOR + 5.250%
7.400% FRN 2/15/29 EUR (d) (e) (j)	199,000	201,849
Enel SpA 5 yr. EURIBOR ICE Swap + 2.196%
4.500% VRN EUR (d) (e) (j) (k)	200,000	223,770

The accompanying notes are an integral part of the financial statements.
30

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Engineering - Ingegneria Informatica - SpA
8.625% 2/15/30 EUR (e) (j)	$100,000	$110,896
11.125% 5/15/28 EUR (e) (j)	200,000	234,429
Fedrigoni SpA
6.125% 6/15/31 EUR (e) (j) (l)	100,000	106,486
Fibercop SpA
5.125% 6/30/32 EUR (e) (j)	160,000	183,087
6.375% 11/15/33 (j)	250,000	247,030
Guala Closures SpA 3 mo. EURIBOR + 4.000%
6.150% FRN 6/29/29 EUR (d) (e) (j) (l)	250,000	282,036
		1,589,583
Jamaica — 0.2%
Digicel International Finance Ltd./ Difl US LLC
8.625% 8/01/32 (j)	200,000	203,440
Japan — 0.2%
Kioxia Holdings Corp.
6.250% 7/24/30 (j)	200,000	203,226
Luxembourg — 1.0%
Cidron Aida Finco SARL
9.125% 10/27/31 GBP (e) (j)	270,000	343,214
INEOS Finance PLC
5.625% 8/15/30 EUR (e) (j) (l)	400,000	402,220
ION Platform Finance SARL
6.500% 9/30/30 EUR (e) (j)	100,000	95,794
6.875% 9/30/32 EUR (e) (j) (l)	100,000	92,204
Luna 1.5 SARL
10.500% 7/01/32 EUR (e) (j)	133,000	162,952
Summer BC Holdco B SARL
5.875% 2/15/30 EUR (e) (j)	100,000	99,422
Vivion Investments SARL
5.625% 6/08/30 EUR (e) (j)	200,000	216,059
		1,411,865
Macau — 0.5%
MGM China Holdings Ltd.
7.125% 6/26/31 (j)	500,000	509,923
Wynn Macau Ltd.
6.750% 2/15/34 (j)	200,000	195,185
		705,108
Mexico — 1.2%
Alpek SAB de CV
4.250% 9/18/29 (j)	200,000	184,900
Grupo Televisa SAB
8.500% 3/11/32	106,000	111,657

	Principal Amount	Value
Petroleos Mexicanos
6.700% 2/16/32	$847,000	$828,942
7.690% 1/23/50	327,000	283,178
Saavi Energia SARL
8.875% 2/10/35 (j)	200,000	209,880
		1,618,557
Morocco — 0.3%
OCP SA
6.700% 3/01/36 (j)	400,000	409,954
Netherlands — 0.3%
Odido Group Holding BV
5.500% 1/15/30 EUR (e) (j)	150,000	167,268
Sunrise FinCo I BV
4.625% 5/15/32 EUR (e) (j)	100,000	112,936
Trivium Packaging Finance BV
6.625% 7/15/30 EUR (e) (j)	140,000	162,614
		442,818
Pakistan — 0.1%
Veon Midco BV
3.375% 11/25/27 (j)	200,000	189,245
Peru — 0.4%
Banco BBVA Peru SA 5 yr. CMT + 2.002%
6.200% VRN 6/07/34 (d) (j)	500,000	505,886
Portugal — 0.3%
EDP SA
5 yr. EURIBOR ICE Swap + 1.923% 4.375% VRN 12/02/55 EUR (d) (e) (j)	100,000	111,066
5 yr. EURIBOR ICE Swap + 2.239% 4.500% VRN 5/27/55 EUR (d) (e) (j)	300,000	338,609
		449,675
Russia — 0.0%
Sovcombank, 5 yr. CMT + 6.380%, VRN, 7.750% (a) (b) (d) (g) (j) (k)	500,000	—
Slovenia — 0.1%
United Group BV
6.500% 10/31/31 EUR (e) (j)	150,000	170,788
South Africa — 0.4%
Bidvest Group UK PLC
6.200% 9/17/32 (j)	200,000	199,043

The accompanying notes are an integral part of the financial statements.
31

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Liquid Telecommunications Financing PLC
5.500% 9/04/26 (j)	$400,000	$385,757
		584,800
Spain — 0.4%
Anarafe SL
14.829% 12/31/26 EUR (e) (j)	114,692	88,997
Grifols SA
7.125% 5/01/30 EUR (e) (j)	130,000	155,323
Telefonica Europe BV
8 yr. EURIBOR ICE Swap + 3.121% 5.752% VRNEUR (d) (e) (j) (k)	200,000	236,243
7 yr. EUR Swap + 3.347% 6.135% VRNEUR (d) (e) (j) (k)	100,000	120,047
		600,610
Sweden — 0.3%
Intrum Investments & Financing AB
7.750% 9/11/27 EUR (e)	189,861	212,051
8.000% 9/11/27 EUR (e) (j)	150,000	172,358
		384,409
Switzerland — 0.2%
Consolidated Energy Finance SA
5.625% 10/15/28 (j)	300,000	279,375
Tanzania, United Republic Of — 0.4%
HTA Group Ltd.
7.500% 6/04/29 (j)	567,000	576,141
Thailand — 0.1%
GC Treasury Center Co. Ltd. 5 yr. CMT + 3.162%
7.125% VRN(d) (j) (k)	200,000	194,485
Turkey — 0.7%
Akbank TAS 5 yr. CMT + 4.221%
7.950% VRN(d) (j) (k)	200,000	190,123
Alternatifbank AS 5 yr. CMT + 5.641%
9.250% VRN(d) (j) (k)	200,000	200,471
Turkcell Iletisim Hizmetleri AS
7.650% 1/24/32 (j) (l)	200,000	203,574
Turkiye Garanti Bankasi AS 5 yr. CMT + 4.090%
8.375% VRN 2/28/34 (d) (j)	420,000	422,653
		1,016,821

	Principal Amount	Value
United Arab Emirates — 0.1%
Mashreqbank PSC 5 yr. CMT + 2.516%
6.250% VRN(d) (j) (k)	$200,000	$191,234
United Kingdom — 5.4%
BCP V Modular Services Finance II PLC
4.750% 11/30/28 EUR (e) (j)	200,000	217,467
BCP V Modular Services Finance PLC
6.750% 11/30/29 EUR (e) (j)	150,000	118,560
Boots Group Finco LP
7.375% 8/31/32 GBP (e) (j)	100,000	131,450
Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5.750% 1/15/33 (j)	300,000	291,623
British Telecommunications PLC 5 yr. U.K. Government Bond + 2.282%
6.375% VRN 12/03/55 GBP (d) (e) (j)	180,000	236,490
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.625% 2/15/32 EUR (e) (j)	120,000	134,073
6.375% 2/15/32 (j)	500,000	488,537
Centrica PLC 5 yr. U.K. Government Bond + 2.512%
6.500% VRN 5/21/55 GBP (d) (e) (j)	200,000	265,382
Connect Finco SARL/Connect US Finco LLC
9.000% 9/15/29 (j)	200,000	210,108
CPUK Finance Ltd.
4.500% 8/28/27 GBP (e) (j)	100,000	128,009
Entain PLC
4.875% 11/30/31 EUR (e) (j)	250,000	283,650
Gatwick Airport Finance PLC
6.000% 11/21/30 GBP (e) (j)	250,000	325,278
Heathrow Finance PLC
6.625% 3/01/31 GBP (e) (j)	350,000	459,444
House of Fraser Funding PLC
1.000% 9/15/20 GBP (e) (g) (h) (j)	150,000	99
INEOS Quattro Finance 2 PLC
6.750% 4/15/30 EUR (e) (j) (l)	250,000	221,860
Ocado Group PLC
Convertible, 6.250% 8/06/29 GBP (e) (j)	200,000	230,989
10.500% 8/08/29 GBP (e) (j) (l)	270,000	351,715

The accompanying notes are an integral part of the financial statements.
32

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Pinewood Finco PLC
6.000% 3/27/30 GBP (e) (j)	$300,000	$387,392
Sherwood Financing PLC
7.625% 12/15/29 EUR (e) (j) (l)	200,000	224,267
TFP Realisations PLC, (Acquired 1/13/20, Cost $1,178,955),
8.000% 5/15/22 EUR (e) (g) (h) (i) (j)	1,050,000	4,551
Travelex Issuerco 2 PLC, (Acquired 5/07/24-2/05/26, Cost $2,624,781), PIK 3.000%, Cash
3.010% 3/31/29 GBP (a) (b) (e) (i) (j)	2,064,016	1,846,240
TVL Finance PLC
10.250% 4/28/28 GBP (e) (j)	200,000	254,800
Virgin Media Finance PLC
5.000% 7/15/30 (j)	300,000	245,820
Vmed O2 UK Financing I PLC
4.500% 7/15/31 GBP (e) (j)	200,000	221,855
Vodafone Group PLC
5 yr. EUR Swap + 3.477% 3.000% VRN 8/27/80 EUR (d) (e) (j)	100,000	108,637
5 yr. EUR Swap + 3.489% 6.500% VRN 8/30/84 EUR (d) (e) (j)	150,000	183,390
		7,571,686
United States — 26.0%
1261229 BC Ltd.
10.000% 4/15/32 (j)	800,000	819,075
Acadia Healthcare Co., Inc.
5.500% 7/01/28 (j)	200,000	198,506
AdaptHealth LLC
5.125% 3/01/30 (j)	350,000	335,343
ADT Security Corp.
4.875% 7/15/32 (j)	350,000	326,928
Albertsons Cos., Inc.
5.625% 3/31/32 (j)	643,000	633,044
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 4/15/28 (j)	150,000	150,817
7.000% 1/15/31 (j)	157,000	158,336
Alpha Generation LLC
6.750% 10/15/32 (j)	190,000	192,780
Alta Equipment Group, Inc.
9.000% 6/01/29 (j)	250,000	221,552
Amentum Holdings, Inc.
7.250% 8/01/32 (j)	150,000	155,221
AmWINS Group, Inc.
6.375% 2/15/29 (j)	183,000	184,060

	Principal Amount	Value
AS Mileage Plan IP Ltd.
5.021% 10/20/29 (j)	$150,000	$148,484
5.308% 10/20/31 (j)	150,000	146,730
Asurion LLC/Asurion Co-Issuer, Inc.
8.375% 2/01/34 (j)	209,000	202,910
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
9.500% 7/01/32 (j)	350,000	317,386
CACI International, Inc.
6.375% 6/15/33 (j)	61,000	62,093
Caesars Entertainment, Inc.
6.000% 10/15/32 (j) (l)	200,000	184,002
Carvana Co.
9.000% 6/01/31 (j)	321,000	347,099
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (j)	325,000	296,223
5.000% 2/01/28 (j)	200,000	198,358
CHS/Community Health Systems, Inc.
10.875% 1/15/32 (j)	240,000	257,487
Clarios Global LP/Clarios US Finance Co.
6.750% 2/15/30 (j)	217,000	221,882
Clear Channel Outdoor Holdings, Inc.
7.125% 2/15/31 (j)	162,000	169,727
Cloud Software Group, Inc.
6.500% 3/31/29 (j)	200,000	195,114
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (j)	250,000	245,516
6.750% 4/15/32 (j)	150,000	141,922
8.750% 4/15/30 (j)	130,000	121,300
CMG Media Corp.
8.875% 6/18/29 (j)	243,200	210,287
Coinbase Global, Inc.
3.375% 10/01/28 (j)	200,000	187,208
CompoSecure Holdings LLC
5.625% 2/01/33 (j)	119,000	116,257
CSC Holdings LLC
4.625% 12/01/30 (j)	300,000	105,860
CVR Energy, Inc.
5.750% 2/15/28 (j)	69,000	68,240
7.500% 2/15/31 (j)	136,000	137,015
DBR Land Holdings LLC
6.250% 12/01/30 (j)	95,000	96,187
DISH Network Corp.
11.750% 11/15/27 (j)	250,000	257,561

The accompanying notes are an integral part of the financial statements.
33

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
EchoStar Corp.
PIK 6.750%, Cash 6.750% 11/30/30	$155,568	$157,086
10.750% 11/30/29	250,000	270,063
Edison International 5 yr. CMT + 3.864%
8.125% VRN 6/15/53 (d)	188,000	191,404
Embecta Corp.
5.000% 2/15/30 (j) (l)	550,000	508,753
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.750% 7/15/31 (j)	200,000	205,691
Encore Capital Group, Inc.
6.625% 4/15/31 (j)	200,000	199,000
Energizer Holdings, Inc.
4.375% 3/31/29 (j)	400,000	380,606
6.000% 9/15/33 (j) (l)	150,000	140,480
Enpro, Inc.
6.125% 6/01/33 (j)	200,000	202,293
ESC Briggs & Stratton, Inc.
6.875% 12/15/49 (a) (b) (g)	514,000	—
Focus Financial Partners LLC
6.750% 9/15/31 (j)	186,000	184,725
Full House Resorts, Inc.
8.250% 2/15/28 (j) (l)	450,000	409,500
Genesee & Wyoming, Inc.
6.250% 4/15/32 (j)	350,000	354,182
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 5/15/33	250,000	258,323
GFL Environmental, Inc.
6.750% 1/15/31 (j)	200,000	206,965
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (j)	200,000	196,241
Global Net Lease, Inc.
4.500% 9/30/28 (j)	200,000	193,797
Global Partners LP/GLP Finance Corp.
7.125% 7/01/33 (j)	35,000	35,286
8.250% 1/15/32 (j)	142,000	146,750
Goat Holdco LLC
6.750% 2/01/32 (j)	318,000	319,949
Graham Holdings Co.
5.625% 12/01/33 (j)	127,000	124,412
GrubHub Holdings, Inc. PIK 7.000%, Cash
13.000% 7/31/30 (j) (l)	84,197	66,209
Herbalife Ltd., Convertible,
4.250% 6/15/28	348,000	414,990

	Principal Amount	Value
Hilton Domestic Operating Co., Inc.
5.750% 9/15/33 (j)	$185,000	$184,165
HLF Financing SARL LLC/Herbalife International, Inc.
12.250% 4/15/29 (j)	200,000	213,283
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	250,000	244,977
iHeartCommunications, Inc.
9.125% 5/01/29 (j)	250,000	227,025
ION Platform Finance US, Inc.
7.875% 9/30/32 (j)	250,000	193,506
Iron Mountain, Inc.
5.000% 7/15/28 (j)	300,000	296,804
ITT Holdings LLC
6.500% 8/01/29 (j)	550,000	534,786
Jacobs Entertainment, Inc.
6.750% 2/15/29 (j)	200,000	187,000
JB Poindexter & Co., Inc.
8.750% 12/15/31 (j)	103,000	104,398
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.750% 12/01/31	150,000	140,080
Jefferson Capital Holdings LLC
8.250% 5/15/30 (j)	226,000	235,204
9.500% 2/15/29 (j)	150,000	157,381
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% 9/20/31 (j)	150,000	141,759
JH North America Holdings, Inc.
5.875% 1/31/31 (j)	35,000	34,709
6.125% 7/31/32 (j)	36,000	35,857
K Hovnanian Enterprises, Inc.
8.000% 4/01/31 (j)	50,000	49,434
8.375% 10/01/33 (j)	50,000	49,445
Level 3 Financing, Inc.
7.000% 3/31/34 (j)	197,000	201,646
LifePoint Health, Inc.
(Acquired 1/15/25-6/24/25, Cost $346,886), 10.000% 6/01/32 (i) (j) (l)	350,000	357,431
(Acquired 6/24/25, Cost $269,279), 11.000% 10/15/30 (i) (j)	250,000	268,867
Lightning Power LLC
7.250% 8/15/32 (j)	250,000	259,869
Mauser Packaging Solutions Holding Co.
7.875% 4/15/30 (j)	450,000	450,000
9.250% 4/15/30 (j)	200,000	185,834

The accompanying notes are an integral part of the financial statements.
34

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
McGraw-Hill Education, Inc.
7.375% 9/01/31 (j)	$215,000	$219,039
Molina Healthcare, Inc.
6.250% 1/15/33 (j)	200,000	193,918
6.500% 2/15/31 (j)	297,000	291,982
NCL Corp. Ltd.
6.750% 2/01/32 (j)	206,000	204,437
Neptune Bidco U.S., Inc.
9.500% 2/15/33 (j)	187,000	181,435
Neptune Bidco US, Inc.
9.290% 4/15/29 (j)	300,000	300,833
NESCO Holdings II, Inc.
5.500% 4/15/29 (j)	500,000	488,989
Newell Brands, Inc.
6.375% 5/15/30 (l)	190,000	182,384
6.625% 9/15/29	150,000	146,413
6.625% 5/15/32 (l)	150,000	143,548
7.500% STEP 4/01/46	100,000	80,241
8.500% 6/01/28 (j)	74,000	76,383
Nexstar Media, Inc.
4.750% 11/01/28 (j)	87,000	85,544
6.500% 9/15/33 (j)	122,000	122,930
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (j)	83,000	85,502
8.375% 2/15/32 (j)	247,000	254,544
NRG Energy, Inc.
6.000% 1/15/36 (j)	250,000	247,727
OAK-Eagle Acquireco, Inc.
7.250% 7/01/33 (j) (m)	68,000	70,454
8.750% 7/01/34 (j) (m)	108,000	113,064
Olympus Water US Holding Corp.
4.250% 10/01/28 (j)	210,000	200,579
6.750% 8/01/32 (j)	300,000	285,697
OneMain Finance Corp.
3.875% 9/15/28	400,000	380,141
OneSky Flight LLC
8.875% 12/15/29 (j)	40,000	41,289
Osaic Holdings, Inc.
6.750% 8/01/32 (j)	150,000	150,019
8.000% 8/01/33 (j)	114,000	112,541
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% 4/17/32 (j)	239,000	212,264
Parsons Corp.
2.625% 3/01/29	447,000	439,848
Penn Entertainment, Inc.
6.750% 4/01/31 (j)	123,000	119,460
Performance Food Group, Inc.
6.125% 9/15/32 (j)	202,000	202,373

	Principal Amount	Value
Perrigo Finance Unlimited Co.
5.150% STEP 6/15/30	$200,000	$180,548
6.125% 9/30/32	250,000	228,108
PG&E Corp.
5.000% 7/01/28	150,000	148,826
5.250% 7/01/30	150,000	148,019
Phinia, Inc.
6.625% 10/15/32 (j)	297,000	301,868
Post Holdings, Inc.
4.500% 9/15/31 (j)	150,000	139,472
PRA Group, Inc.
8.375% 2/01/28 (j)	290,000	291,983
PROG Holdings, Inc.
6.000% 11/15/29 (j)	250,000	237,500
QXO Building Products, Inc.
6.750% 4/30/32 (j)	279,000	284,577
Radiology Partners, Inc.
8.500% 7/15/32 (j)	277,000	280,842
PIK 9.781% , Cash 9.781% 2/15/30 (j)	461,601	421,566
Raven Acquisition Holdings LLC
6.875% 11/15/31 (j)	205,000	197,632
Resideo Funding, Inc.
6.500% 7/15/32 (j)	200,000	197,055
RHP Hotel Properties LP/RHP Finance Corp.
6.500% 6/15/33 (j)	101,000	102,846
Rivers Enterprise Borrower LLC
6.250% 10/15/30 (j)	134,000	133,662
Rocket Cos., Inc.
6.125% 8/01/30 (j)	115,000	116,061
6.375% 8/01/33 (j)	115,000	116,236
Sabre GLBL, Inc.
Convertible, 7.320% 8/01/26	200,000	199,400
10.750% 11/15/29 (j)	24,000	20,502
10.750% 3/15/30 (j)	30,000	25,215
11.125% 7/15/30 (j)	150,000	127,314
Service Properties Trust
4.950% 2/15/27	56,000	55,957
5.500% 12/15/27	300,000	300,394
8.875% 6/15/32	250,000	247,785
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC
8.625% 1/15/32 (j)	350,000	350,565
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.
6.625% 5/01/32 (j)	300,000	299,279

The accompanying notes are an integral part of the financial statements.
35

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Smyrna Ready Mix Concrete LLC
6.000% 11/01/28 (j)	$200,000	$198,492
Solstice Advanced Materials, Inc.
5.625% 9/30/33 (j)	150,000	147,906
Stonebriar ABF Issuer LLC
8.125% 12/15/30 (j)	102,000	105,431
Stonepeak Nile Parent LLC
7.250% 3/15/32 (j)	150,000	156,015
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
5.000% 6/01/31 (j)	98,000	92,206
Sunoco LP
5.625% 3/15/31 (j)	135,000	134,381
5.875% 3/15/34 (j)	53,000	52,415
6.625% 8/15/32 (j)	206,000	209,227
Surgery Center Holdings, Inc.
7.250% 4/15/32 (j)	200,000	196,435
Synergy Infrastructure Holdings LLC
7.875% 12/01/30 (j)	78,000	79,507
Talen Energy Supply LLC
8.625% 6/01/30 (j)	500,000	524,538
Taylor Morrison Communities, Inc.
5.750% 11/15/32 (j)	51,000	51,045
Team Health Holdings, Inc.
8.375% 6/30/28 (j)	141,000	138,964
PIK 4.500% , Cash 13.500% 6/30/28 (j)	311,351	322,248
Tenet Healthcare Corp.
5.125% 11/01/27	200,000	199,804
6.000% 11/15/33 (j)	220,000	222,606
TransDigm, Inc.
6.750% 8/15/28 (j)	350,000	354,249
Trident TPI Holdings, Inc.
12.750% 12/31/28 (j)	351,000	341,672
UKG, Inc.
6.875% 2/01/31 (j)	259,000	253,125
United Airlines Holdings, Inc.
5.375% 3/01/31	190,000	186,070
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% 2/15/29 (j)	300,000	291,372
8.625% 6/15/32 (j) (l)	300,000	305,546
Uniti Group, Inc., Convertible,
7.500% 12/01/27	120,000	142,788
Upbound Group, Inc.
6.375% 2/15/29 (j)	134,000	129,849
US Foods, Inc.
5.750% 4/15/33 (j)	300,000	298,666

	Principal Amount	Value
Venture Global Calcasieu Pass LLC
6.250% 1/15/30 (j)	$350,000	$357,988
Venture Global LNG, Inc.
7.000% 1/15/30 (j) (l)	400,000	408,421
9.875% 2/01/32 (j)	200,000	214,798
Venture Global Plaquemines LNG LLC
6.125% 12/15/30 (j)	200,000	205,685
6.500% 1/15/34 (j)	98,000	102,160
Voyager Parent LLC
9.250% 7/01/32 (j)	150,000	155,732
Watco Cos. LLC/Watco Finance Corp.
7.125% 8/01/32 (j)	317,000	325,564
WBI Operating LLC
6.250% 10/15/30 (j)	225,000	226,341
6.500% 10/15/33 (j)	175,000	173,663
Weatherford International Ltd.
6.750% 10/15/33 (j)	168,000	171,657
WESCO Distribution, Inc.
5.250% 4/15/31 (j)	51,000	50,696
5.500% 4/15/34 (j)	77,000	75,833
Windstream Services LLC/ Windstream Escrow Finance Corp.
8.250% 10/01/31 (j)	250,000	261,289
Wyndham Hotels & Resorts, Inc.
5.625% 3/01/33 (j)	53,000	52,151
XPLR Infrastructure Operating Partners LP
8.375% 1/15/31 (j) (l)	122,000	128,429
8.625% 3/15/33 (j)	129,000	136,278
Zayo Group Holdings, Inc. PIK 0.500%, Cash
9.250% 3/09/30 (j)	541	538
		36,699,245
Uzbekistan — 0.3%
Uzbek Industrial & Construction Bank ATB
8.950% 7/24/29 (j)	200,000	211,062
5 yr. CMT + 5.792% 9.450% VRN (d) (j) (k)	200,000	200,564
		411,626
Zambia — 0.2%
First Quantum Minerals Ltd.
7.250% 2/15/34 (j)	281,000	286,068
TOTAL CORPORATE DEBT (Cost $72,589,888)		69,225,863

The accompanying notes are an integral part of the financial statements.
36

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 7.9%
Cayman Islands — 3.5%
Diameter Capital CLO 9 Ltd., Series 2025-9A, Class E, 3 mo. USD Term SOFR + 4.700%
8.368% FRN 4/20/38 (d) (j)	$750,000	$727,516
Elmwood CLO 39 Ltd., Series 2025-2A, Class E1, 3 mo. USD Term SOFR + 4.400%
8.068% FRN 4/17/38 (d) (j)	750,000	732,641
Madison Park Funding XIII Ltd., Series 2014-13A, Class SUB,
7.790% VRN 4/19/30 (d) (j) (n)	500,000	1,253
Magnetite VII Ltd., Series 2012-7A, Class SUB,
5.000% VRN 1/15/28 (d) (j) (n)	2,000,000	94,092
Octagon 74 Ltd., Series 2025-2A, Class E, 3 mo. USD Term SOFR + 5.100%
8.769% FRN 4/22/38 (d) (j)	1,000,000	968,808
RR 20 Ltd., Series 2022-20A, Class DR, 3 mo. USD Term SOFR + 4.500%
8.172% FRN 7/15/37 (d) (j)	1,500,000	1,410,411
Texas Debt Capital CLO Ltd., Series 2025-1A, Class E, 3 mo. USD Term SOFR + 4.500%
8.168% FRN 4/24/38 (d) (j)	1,000,000	968,198
		4,902,919
Ireland — 3.9%
ARES European CLO XVIII DAC, Series 18A, Class ER, 3 mo. EURIBOR + 5.650%
7.624% FRN 10/15/38 EUR (d) (e) (j)	1,000,000	1,109,970
Bain Capital Euro CLO DAC, Series 2021-2A, Class E, 3 mo. EURIBOR + 6.220%
8.246% FRN 7/17/34 EUR (d) (e) (j)	800,000	893,719
BlackRock European CLO VII DAC, Series 7X, Class E, 3 mo. EURIBOR + 5.170%
7.186% FRN 10/15/31 EUR (d) (e) (j)	725,000	837,991
Palmer Square European CLO DAC, Series 2026-1A, Class E, 3 mo. EURIBOR + 4.600%
6.769% FRN 4/15/39 EUR (d) (e) (j)	525,000	599,216

	Principal Amount	Value
Penta CLO 11 DAC, Series 2022-11A, Class ERR, 3 mo. EURIBOR + 4.650%
6.790% FRN 1/15/39 EUR (d) (e) (j)	$825,000	$916,957
Tymon Park CLO DAC, Series 1A, Class DRR, 3 mo. EURIBOR + 6.160%
8.193% FRN 7/21/34 EUR (d) (e) (j)	1,000,000	1,112,155
		5,470,008
United Kingdom — 0.5%
Canyon Capital CLO Ltd., Series 2022-2A, Class ER, 3 mo. USD Term SOFR + 4.750%
8.422% FRN 4/15/38 (d) (j)	825,000	757,390
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,832,995)		11,130,317
Sovereign Debt Obligations — 0.4%
Uzbekistan — 0.4%
National Bank of Uzbekistan
8.500% 7/05/29 (j)	500,000	527,979
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $514,602)		527,979
TOTAL BONDS & NOTES (Cost $133,254,417)		123,884,490
	Number of Shares
Warrants — 0.0%
United Kingdom — 0.0%
Travelex International Ltd. (b) (c)	837	—
TOTAL WARRANTS (Cost $0)		—
Rights — 0.0%
United Kingdom — 0.0%
Innovation Group PLC (a) (b) (c)	83,667	—
TOTAL RIGHTS (Cost $0)		—

The accompanying notes are an integral part of the financial statements.
37

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Exchange-Traded Funds — 2.3%
Ireland — 0.5%
iShares EUR High Yield Corp. Bond UCITS ETF EUR	6,800	$701,884
United States — 1.8%
iShares Broad USD High Yield Corporate Bond ETF (l)	66,891	2,464,265
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,213,294)		3,166,149
TOTAL LONG-TERM INVESTMENTS (Cost $137,105,770)		127,383,360
Short-Term Investments — 12.6%
Investment of Cash Collateral from Securities Loaned — 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (o)	4,954,258	4,954,258
	Principal Amount
Repurchase Agreement — 9.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (p)	$12,878,537	12,878,537
TOTAL SHORT-TERM INVESTMENTS (Cost $17,832,795)		17,832,795
TOTAL INVESTMENTS — 103.0% (Cost $154,938,565) (q)		145,216,155
Other Assets/(Liabilities) — (3.0)%		(4,268,832)
NET ASSETS — 100.0%		$140,947,323

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
PIK	Payment-in-kind - security which may pay interest/ dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Investment is valued using significant unobservable inputs.
(b)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2026, these securities amounted to a value of $1,997,644 or 1.42% of net assets.

(c)	Non-income producing security.
(d)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2026, where the rate may not be determined until the time of settlement.
(g)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2026, these securities amounted to a value of $4,650 or 0.00% of net assets.

(h)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not available as of March 31, 2026.
(i)
Restricted security. Certain securities are restricted to resale. At March 31, 2026, these securities amounted to a value of $3,534,208 or 2.51% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(j)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $73,437,657 or 52.10% of net assets.

(k)	Security is perpetual and has no stated maturity date.
(l)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $7,563,133 or 5.37% of net assets. The Fund received $2,740,500 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(m)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

The accompanying notes are an integral part of the financial statements.
38

MML Barings Unconstrained Income Fund (see Note 1) — Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(n)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2026.

(o)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(p)
Maturity value of $12,879,253. Collateralized by U.S. Government Agency obligations with a rate of 3.625%, maturity date of 8/31/27, and an aggregate market value, including accrued interest, of $13,136,258.

(q)	See Note 6 for aggregate cost for federal tax purposes.
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/20/26	USD	5,685,946	GBP	4,272,987	$30,369
Bank of America N.A.*	4/20/26	USD	31,346,940	EUR	27,220,112	(142,259)
Barclays Bank PLC*	4/20/26	USD	97,642	CAD	133,156	1,842
Canadian Imperial Bank Of Commerce*	4/20/26	USD	130,938	NOK	1,271,040	(324)
Citibank N.A.*	4/20/26	USD	229,492	EUR	200,000	(1,875)
State Street Bank and Trust*	4/20/26	USD	2,759	NOK	26,480	24
						$(112,223)

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	U.S Dollar

The accompanying notes are an integral part of the financial statements.
39

MassMutual Funds

Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	MML Clinton Limited Term Municipal Fund (See Note 1)	MML Clinton Municipal Fund (See Note 1)
Assets:
Investments, at value (Note 2) (a)	$ 61,804,185	$ 62,605,212
Repurchase agreements, at value (Note 2) (b)	1,660,275	—
Total investments (c)	63,464,460	62,605,212
Cash	—	27,821
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	—	—
Fund shares sold	—	—
Investment adviser (Note 3)	5,664	—
Interest and dividends	711,277	763,923
Foreign tax reclaims	—	—
Prepaid expenses	32,582	32,582
Open forward contracts (Note 2)	—	—
Total assets	64,213,983	63,429,538
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	—
Delayed delivery	2,637,090	—
Distributions (Note 2)	23,520	32,535
Fund shares redeemed	—	—
Trustees’ fees and expenses (Note 3)	—	—
Affiliates (Note 3):
Administration fees	8,101	8,530
Investment advisory fees	—	977
Distribution fees	64	63
Open forward contracts (Note 2)	—	—
Cash collateral held for securities on loan (Note 2)	—	—
Commitments and Contingencies (Note 2)	—	—
Accrued expense and other liabilities	71,729	69,802
Unrealized depreciation on:
Unfunded bank loan commitments (Note 2)	—	—
Total liabilities	2,740,504	111,907
Net assets	$61,473,479	$63,317,631
Net assets consist of:
Paid-in capital	$62,073,272	$64,681,299
Accumulated earnings (loss)	(599,793)	(1,363,668)
Net assets	$61,473,479	$63,317,631
(a) Cost of investments:	$62,100,224	$63,444,983
(b) Cost of repurchase agreements:	$1,660,275	$—
(c) Securities on loan with market value of:	$—	$—
(d) Cost of foreign currency:	$—	$—

The accompanying notes are an integral part of the financial statements.
40

MML Clinton Municipal Credit Opportunities Fund (See Note 1)	MML Barings Global Floating Rate Fund (See Note 1)	MML Barings Unconstrained Income Fund (See Note 1)

$ 55,522,272	$ 102,512,300	$ 132,337,618
—	5,600,316	12,878,537
55,522,272	108,112,616	145,216,155
42,350	332,734	223,881
—	675,865	1,833,225

—	4,360,774	4,088,544
—	204	10,950
—	—	—
738,818	1,084,946	1,876,972
—	—	94,305
33,765	42,591	42,999
—	15,892	32,235
56,337,205	114,625,622	153,419,266

—	5,125,585	6,408,102
—	—	176,000
2,827	8,697	24,532
—	164,203	522,482
—	170	194

7,607	18,521	27,704
5,172	17,033	49,471
140	13,181	58,560
—	119,215	144,458
—	—	4,954,258
—	—	—
71,304	82,125	102,797

—	3,244	3,385
87,050	5,551,974	12,471,943
$56,250,155	$109,073,648	$140,947,323

$58,712,158	$154,892,250	$186,610,030
(2,462,003)	(45,818,602)	(45,662,707)
$56,250,155	$109,073,648	$140,947,323
$56,592,540	$111,041,233	$142,060,028
$—	$5,600,316	$12,878,537
$—	$—	$7,563,133
$—	$675,834	$1,834,379

The accompanying notes are an integral part of the financial statements.
41

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	MML Clinton Limited Term Municipal Fund (See Note 1)	MML Clinton Municipal Fund (See Note 1)
Class I shares:
Net assets	$ 51,138,469	$ 50,568,989
Shares outstanding (a)	5,166,912	5,190,838
Net asset value, offering price and redemption price per share	$9.90	$9.74
Class Y shares:
Net assets	$10,232,798	$12,647,416
Shares outstanding (a)	1,033,832	1,297,406
Net asset value, offering price and redemption price per share	$9.90	$9.75
Class A shares:
Net assets	$102,212	$101,226
Shares outstanding (a)	10,327	10,391
Net asset value and redemption price per share	$9.90	$9.74
Maximum Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.15	$9.99
Class C shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
42

MML Clinton Municipal Credit Opportunities Fund (See Note 1)	MML Barings Global Floating Rate Fund (See Note 1)	MML Barings Unconstrained Income Fund (See Note 1)

$ 49,786,991	$ 18,660,056	$ 4,392,716
5,229,707	2,254,391	589,169
$9.52	$8.28	$7.46

$6,238,450	$78,131,777	$47,656,990
654,938	9,440,072	6,387,026
$9.53	$8.28	$7.46

$224,714	$9,629,212	$86,663,635
23,605	1,164,894	11,622,142
$9.52	$8.27	$7.46
$9.76	$8.64	$7.79

	$2,652,603	$2,233,982
	321,955	299,663
	$8.24	$7.46

The accompanying notes are an integral part of the financial statements.
43

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2026 (Unaudited)

	MML Clinton Limited Term Municipal Fund (See Note 1)	MML Clinton Municipal Fund (See Note 1)
Investment income (Note 2):
Dividends	$—	$—
Interest (a)	901,432	1,118,934
Securities lending net income	—	—
Total investment income	901,432	1,118,934
Expenses (Note 3):
Investment advisory fees	70,637	110,601
Custody and overdraft fees	2,117	2,334
Retail fund fees	697	955
Audit and tax fees	32,735	33,048
Commitment & Service Expenses	—	—
Legal fees	2,510	2,555
Proxy fees	1,748	1,748
Accounting & Administration fees	10,236	10,609
Shareholder reporting fees	15,383	15,790
Trustees’ fees	3,501	3,898
Registration and filing fees	26,102	26,359
Transfer agent fees	14,804	14,925
	180,470	222,822
Administration fees:
Class Y	3,816	6,186
Class A	51	51
Class C	—	—
Distribution and Service fees:
Class A	128	127
Class C	—	—
Total expenses	184,465	229,186
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(82,687)	(74,838)
Class Y fees reimbursed by adviser	(12,264)	(18,269)
Class A fees reimbursed by adviser	(166)	(154)
Class C fees reimbursed by adviser	—	—
Net expenses:	89,348	135,925
Net investment income (loss)	812,084	983,009
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	16,432	(778)
Futures contracts	—	—
Foreign currency transactions	—	—
Forward contracts	—	—
Net realized gain (loss)	16,432	(778)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(457,118)	(184,110)
Futures contracts	—	—
Unfunded bank loan commitments	—	—
Translation of assets and liabilities in foreign currencies	—	—
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	(457,118)	(184,110)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(440,686)	(184,888)
Net increase (decrease) in net assets resulting from operations	$ 371,398	$ 798,121
(a) Net of foreign withholding tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
44

MML Clinton Municipal Credit Opportunities Fund (See Note 1)	MML Barings Global Floating Rate Fund (See Note 1)	MML Barings Unconstrained Income Fund (See Note 1)

$—	$—	$76,421
1,129,229	4,826,875	5,189,068
—	—	26,221
1,129,229	4,826,875	5,291,710

129,484	402,351	526,914
2,182	22,829	29,367
608	2,119	2,558
33,031	62,124	56,132
—	50,322	57,109
2,493	10,165	14,213
1,748	1,791	1,791
9,995	19,292	28,973
15,068	24,647	25,644
3,190	8,197	9,240
26,675	34,830	36,001
16,428	17,811	17,040
240,902	656,478	804,982

1,998	29,228	11,955
112	2,063	25,853
—	431	398

280	12,896	107,720
—	14,352	13,267
243,292	715,448	964,175

(87,942)	(41,525)	(5,760)
(6,895)	(159,298)	(70,731)
(396)	(18,199)	(127,466)
—	(4,928)	(2,928)
148,059	491,498	757,290
981,170	4,335,377	4,534,420

23,571	(1,082,912)	13,858
—	—	676
—	(49,843)	9,903
—	1,532,512	1,627,749
23,571	399,757	1,652,186

(42,742)	(4,093,157)	(6,260,272)
—	—	1,748
—	(7,768)	(6,920)
—	98,886	106,805
—	(615,218)	(658,549)
(42,742)	(4,617,257)	(6,817,188)
(19,171)	(4,217,500)	(5,165,002)
$ 961,999	$ 117,877	$ (630,582)
$—	$—	$601

The accompanying notes are an integral part of the financial statements.
45

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MML Clinton Limited Term Municipal Fund (See Note 1)
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$812,084	$1,396,056
Net realized gain (loss)	16,432	879
Net change in unrealized appreciation (depreciation)	(457,118)	(86,363)
Net increase (decrease) in net assets resulting from operations	371,398	1,310,572
Distributions to shareholders (Note 2):
Class I	(707,350)	(1,370,826)
Class Y	(102,455)	(22,312)
Class A	(1,236)	(2,403)
Total distributions	(811,041)	(1,395,541)
Net fund share transactions (Note 5):
Class I	707,350	1,146,148
Class Y	6,891,371	3,325,220
Class A	1,237	2,008
Increase (decrease) in net assets from fund share transactions	7,599,958	4,473,376
Total increase (decrease) in net assets	7,160,315	4,388,407
Net assets
Beginning of period	54,313,164	49,924,757
End of period	$ 61,473,479	$ 54,313,164

The accompanying notes are an integral part of the financial statements.
46

MML Clinton Municipal Fund (See Note 1)		MML Clinton Municipal Credit Opportunities Fund (See Note 1)
Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

$983,009	$1,752,210	$981,170	$1,776,186
(778)	(294,884)	23,571	(790,838)
(184,110)	(813,866)	(42,742)	(1,538,731)
798,121	643,460	961,999	(553,383)

(793,063)	(1,505,034)	(904,876)	(1,762,775)
(187,287)	(243,326)	(70,753)	(6,986)
(1,411)	(2,677)	(3,683)	(6,425)
(981,761)	(1,751,037)	(979,312)	(1,776,186)

793,063	1,264,053	904,876	1,479,800
1,327,021	10,517,945	6,087,745	6,434
1,405	2,403	23,080	10,976
2,121,489	11,784,401	7,015,701	1,497,210
1,937,849	10,676,824	6,998,388	(832,359)

61,379,782	50,702,958	49,251,767	50,084,126
$ 63,317,631	$ 61,379,782	$ 56,250,155	$ 49,251,767

The accompanying notes are an integral part of the financial statements.
47

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MML Barings Global Floating Rate Fund (See Note 1)
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,335,377	$9,238,818
Net realized gain (loss)	399,757	(3,291,951)
Net change in unrealized appreciation (depreciation)	(4,617,257)	642,433
Net increase (decrease) in net assets resulting from operations	117,877	6,589,300
Distributions to shareholders (Note 2):
Class I	(935,228)	(1,652,652)
Class Y	(2,902,282)	(5,392,007)
Class A	(344,666)	(993,843)
Class C	(85,477)	(179,025)
Total distributions	(4,267,653)	(8,217,527)
Tax return of capital:
Class I	—	(339,105)
Class Y	—	(1,106,379)
Class A	—	(203,925)
Class C	—	(36,734)
Total tax return of capital	—	(1,686,143)
Net fund share transactions (Note 5):
Class I	(8,671,656)	5,343,215
Class Y	(6,036,289)	9,235,421
Class A	(751,037)	(9,214,909)
Class C	(170,526)	(676,812)
Increase (decrease) in net assets from fund share transactions	(15,629,508)	4,686,915
Total increase (decrease) in net assets	(19,779,284)	1,372,545
Net assets
Beginning of period	128,852,932	127,480,387
End of period	$ 109,073,648	$ 128,852,932

The accompanying notes are an integral part of the financial statements.
48

MML Barings Unconstrained Income Fund (See Note 1)
Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025

$4,534,420	$10,154,878
1,652,186	(817,525)
(6,817,188)	(553,684)
(630,582)	8,783,669

(125,229)	(238,736)
(1,531,980)	(3,597,333)
(2,647,091)	(6,034,461)
(70,553)	(170,924)
(4,374,853)	(10,041,454)

—	(5,125)
—	(129,551)
—	(77,230)
—	(3,670)
—	(215,576)

1,073,651	243,861
336,086	(3,626,966)
(91,932)	1,524,361
(545,697)	187,341
772,108	(1,671,403)
(4,233,327)	(3,144,764)

145,180,650	148,325,414
$ 140,947,323	$ 145,180,650

The accompanying notes are an integral part of the financial statements.
49

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Clinton Limited Term Municipal Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/26[r]	$9.96	$0.14	$(0.06)	$0.08	$ (0.14)	$ (0.14)	$ 9.90	0.78%[b]	$51,138	0.61%[a]	0.29%[a]	2.77%[a]
9/30/25	9.98	0.27	(0.02)	0.25	(0.27)	(0.27)	9.96	2.59%	50,771	0.71%	0.29%	2.77%
9/30/24[g]	10.00	0.18	(0.02)	0.16	(0.18)	(0.18)	9.98	1.62%[b]	49,725	0.94%[a]	0.29%[a]	2.72%[a]
Class Y
3/31/26[r]	$9.96	$0.14	$(0.07)	$0.07	$(0.13)	$(0.13)	$9.90	0.73%[b]	$10,233	0.71%[a]	0.39%[a]	2.70%[a]
9/30/25	9.98	0.27	(0.03)	0.24	(0.26)	(0.26)	9.96	2.49%	3,440	0.81%	0.39%	2.72%
9/30/24[g]	10.00	0.17	(0.02)	0.15	(0.17)	(0.17)	9.98	1.56%[b]	100	1.04%[a]	0.39%[a]	2.62%[a]
Class A
3/31/26[r]	$9.96	$0.12	$(0.06)	$0.06	$(0.12)	$(0.12)	$9.90	0.60%[b]	$102	0.96%[a]	0.64%[a]	2.42%[a]
9/30/25	9.98	0.24	(0.02)	0.22	(0.24)	(0.24)	9.96	2.24%	102	1.06%	0.64%	2.42%
9/30/24[g]	10.00	0.16	(0.02)	0.14	(0.16)	(0.16)	9.98	1.39%[b]	100	1.29%[a]	0.64%[a]	2.37%[a]

	Six Months Ended March 31, 2026[b,r]	Year Ended September 30, 2025	Period Ended September 30, 2024[b]
Portfolio turnover rate	35%	41%	70%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 1, 2024.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
50

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Clinton Municipal Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/26[r]	$9.77	$0.15	$(0.03)	$0.12	$(0.15)	$(0.15)	$9.74	1.26%[b]	$50,569	0.71%[a]	0.41%[a]	3.13%[a]
9/30/25	9.99	0.30	(0.22)	0.08	(0.30)	(0.30)	9.77	0.86%	49,912	0.78%	0.41%	3.08%
9/30/24[g]	10.00	0.19	(0.01)	0.18	(0.19)	(0.19)	9.99	1.89%[b]	49,727	1.05%[a]	0.41%[a]	2.94%[a]
Class Y
3/31/26[r]	$9.77	$0.15	$(0.02)	$0.13	$(0.15)	$(0.15)	$9.75	1.31%[b]	$12,647	0.81%[a]	0.51%[a]	3.03%[a]
9/30/25	9.99	0.29	(0.22)	0.07	(0.29)	(0.29)	9.77	0.77%	11,368	0.88%	0.51%	3.02%
9/30/24[g]	10.00	0.19	(0.01)	0.18	(0.19)	(0.19)	9.99	1.82%[b]	877	1.15%[a]	0.51%[a]	2.95%[a]
Class A
3/31/26[r]	$9.77	$0.14	$(0.03)	$0.11	$(0.14)	$(0.14)	$9.74	1.08%[b]	$101	1.06%[a]	0.76%[a]	2.78%[a]
9/30/25	9.99	0.27	(0.22)	0.05	(0.27)	(0.27)	9.77	0.50%	100	1.13%	0.76%	2.73%
9/30/24[g]	10.00	0.17	(0.01)	0.16	(0.17)	(0.17)	9.99	1.65%[b]	100	1.40%[a]	0.76%[a]	2.59%[a]

	Six Months Ended March 31, 2026[b,r]	Year Ended September 30, 2025	Period Ended September 30, 2024[b]
Portfolio turnover rate	15%	36%	76%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 1, 2024.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
51

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Clinton Municipal Credit Opportunities Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/26[r]	$9.51	$0.17	$0.01aa	$0.18	$(0.17)	$(0.17)	$9.52	1.93%[b]	$49,787	0.89%[a]	0.54%[a]	3.64%[a]
9/30/25	9.98	0.35	(0.47)	(0.12)	(0.35)	(0.35)	9.51	(1.16)%	48,851	0.97%	0.54%	3.66%
9/30/24[g]	10.00	0.22	(0.02)	0.20	(0.22)	(0.22)	9.98	2.02%[b]	49,682	1.18%[a]	0.54%[a]	3.31%[a]
Class Y
3/31/26[r]	$9.51	$0.17	$0.02aa	$0.19	$(0.17)	$(0.17)	$9.53	1.99%[b]	$6,238	0.99%[a]	0.64%[a]	3.60%[a]
9/30/25	9.98	0.34	(0.47)	(0.13)	(0.34)	(0.34)	9.51	(1.26)%	199	1.07%	0.64%	3.56%
9/30/24[g]	10.00	0.22	(0.03)	0.19	(0.21)	(0.21)	9.98	1.95%[b]	202	1.28%[a]	0.64%[a]	3.30%[a]
Class A
3/31/26[r]	$9.51	$0.16	$0.01aa	$0.17	$(0.16)	$(0.16)	$9.52	1.76%[b]	$225	1.24%[a]	0.89%[a]	3.29%[a]
9/30/25	9.98	0.32	(0.47)	(0.15)	(0.32)	(0.32)	9.51	(1.50)%	202	1.32%	0.89%	3.31%
9/30/24[g]	10.00	0.20	(0.03)	0.17	(0.19)	(0.19)	9.98	1.78%[b]	200	1.53%[a]	0.89%[a]	3.03%[a]

	Six Months Ended March 31, 2026[b,r]	Year Ended September 30, 2025	Period Ended September 30, 2024[b]
Portfolio turnover rate	19%	26%	121%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 1, 2024.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
52

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Barings Global Floating Rate Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I*
3/31/26[r]	$8.56	$0.30	$(0.29)	$0.01	$(0.29)	$—	$(0.29)	$8.28	0.15%[b]	$18,660	1.06%[a]	NA	0.75%[a]	7.01%[a]
9/30/25	8.78	0.63	(0.17)	0.46	(0.57)	(0.11)	(0.68)	8.56	5.43%	28,265	1.01%	N/A	0.75%	7.30%
9/30/24	8.82	0.81	(0.05)	0.76	(0.53)	(0.27)	(0.80)	8.78	9.00%	23,567	1.11%	0.75%	0.74%	9.18%
9/30/23	8.45	0.73	0.40	1.13	(0.73)	(0.03)	(0.76)	8.82	13.86%	54,920	0.92%	0.75%	0.73%	8.46%
9/30/22	9.43	0.39	(0.98)	(0.59)	(0.39)	—	(0.39)	8.45	(6.44%)	69,071	0.88%	0.77%	0.77%	4.26%
9/30/21	9.43	0.08	—	0.08	(0.08)	—	(0.08)	9.43	0.90%[b]	72,615	0.90%[a]	N/A	0.75%[a]	3.39%[a]
6/30/21	8.58	0.38	0.83	1.21	(0.36)	—	(0.36)	9.43	14.19%	64,969	0.92%	N/A	0.75%	4.15%
Class Y*
3/31/26[r]	$8.56	$0.30	$(0.29)	$0.01	$(0.29)	$—	$(0.29)	$8.28	0.15%[b]	$78,132	1.13%[a]	N/A	0.75%[a]	7.06%[a]
9/30/25	8.78	0.63	(0.17)	0.46	(0.57)	(0.11)	(0.68)	8.56	5.44%	86,948	1.08%	N/A	0.75%	7.32%
9/30/24	8.81	0.79	(0.02)	0.77	(0.53)	(0.27)	(0.80)	8.78	9.10%	79,948	1.18%	0.75%	0.73%	8.95%
9/30/23	8.44	0.72	0.40	1.12	(0.72)	(0.03)	(0.75)	8.81	13.86%	110,308	0.98%	0.75%	0.73%	8.37%
9/30/22	9.42	0.38	(0.97)	(0.59)	(0.39)	—	(0.39)	8.44	(6.45%)	194,665	0.94%	0.77%	0.77%	4.12%
9/30/21	9.42	0.08	—	0.08	(0.08)	—	(0.08)	9.42	0.89%[b]	293,545	0.93%[a]	N/A	0.75%[a]	3.39%[a]
6/30/21	8.58	0.37	0.83	1.20	(0.36)	—	(0.36)	9.42	14.19%	256,020	0.95%	N/A	0.75%	4.08%
Class A*
3/31/26[r]	$8.55	$0.29	$(0.29)	$0.00[d]	$(0.28)	$—	$(0.28)	$8.27	0.01%[b]	$9,629	1.35%[a]	N/A	1.00%[a]	6.81%[a]
9/30/25	8.76	0.62	(0.17)	0.45	(0.55)	(0.11)	(0.66)	8.55	5.28%	10,721	1.30%	N/A	1.00%	7.11%
9/30/24[g]	8.79	0.76	(0.02)	0.74	(0.51)	(0.26)	(0.77)	8.76	8.83%	20,286	1.40%	1.00%	0.98%	8.69%
9/30/23	8.42	0.69	0.41	1.10	(0.71)	(0.02)	(0.73)	8.79	13.61%	20,319	1.20%	1.00%	0.99%	8.02%
9/30/22	9.41	0.36	(0.98)	(0.62)	(0.37)	—	(0.37)	8.42	(6.76%)	46,797	1.17%	1.02%	1.02%	3.99%
9/30/21	9.40	0.07	0.01	0.08	(0.07)	—	(0.07)	9.41	0.83%[b]	53,368	1.20%[a]	N/A	1.00%[a]	3.13%[a]
6/30/21	8.56	0.36	0.81	1.17	(0.33)	—	(0.33)	9.40	13.90%	45,630	1.25%	N/A	1.00%	3.93%
Class C*
3/31/26[r]	$8.52	$0.25	$(0.28)	$(0.03)	$(0.25)	$—	$(0.25)	$8.24	(0.37%)[b]	$2,653	2.09%[a]	N/A	1.75%[a]	6.06%[a]
9/30/25	8.74	0.55	(0.18)	0.37	(0.48)	(0.11)	(0.59)	8.52	4.38%	2,919	2.04%	N/A	1.75%	6.34%
9/30/24	8.76	0.69	(0.00)[d]	0.69	(0.47)	(0.24)	(0.71)	8.74	8.14%	3,679	2.14%	1.75%	1.73%	7.92%
9/30/23	8.40	0.64	0.39	1.03	(0.65)	(0.02)	(0.67)	8.76	12.64%	4,327	1.95%	1.75%	1.73%	7.45%
9/30/22	9.37	0.29	(0.96)	(0.67)	(0.30)	—	(0.30)	8.40	(7.35%)	5,795	1.93%	1.77%	1.77%	3.21%
9/30/21	9.37	0.06	(0.01)	0.05	(0.05)	—	(0.05)	9.37	0.64%[b]	6,766	1.99%[a]	N/A	1.75%[a]	2.39%[a]
6/30/21	8.53	0.29	0.81	1.10	(0.26)	—	(0.26)	9.37	13.08%	6,714	2.05%	N/A	1.75%	3.20%

	Six Months Ended March 31, 2026[b,r]	Year Ended September 30				Period Ended September 30, 2021b,*	Year Ended June 30, 2021
		2025	2024	2023	2022
Portfolio turnover rate	21%	41%	61%	20%	40%	9%	43%

*
On December 13, 2021, the Barings Global Floating Rate Fund (the “Predecessor Fund”) was reorganized into the MML Barings Global Floating Rate Fund (the “Fund”) and shareholders of the Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the Fund. Information shown prior to December 13, 2021 is that of the Predecessor Fund, and is that of the Fund after December 13, 2021. The Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	Class L shares were renamed Class A shares on February 1, 2024.
j	Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund (Note 1), respectively.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
p	Interest expense incurred as a result of entering into line of credit transactions is included in the Fund’s net expenses in the Statements of Operations.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
53

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Barings Unconstrained Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I*
3/31/26[r]	$7.72	$0.26	$(0.27)	$(0.01)	$(0.25)	$—	$(0.25)	$7.46	(0.21%)[b]	$4,393	1.15%[a]	N/A	0.85%[a]	6.72%[a]
9/30/25	7.79	0.56	(0.06)	0.50	(0.56)	(0.01)	(0.57)	7.72	6.63%	3,460	1.10%	N/A	0.85%	7.27%
9/30/24	7.58	0.70	0.21	0.91	(0.66)	(0.04)	(0.70)	7.79	12.45%	3,245	1.21%	N/A	0.85%	9.10%
9/30/23	7.35	0.64	0.23	0.87	(0.63)	(0.01)	(0.64)	7.58	12.17%	3,075	1.00%	N/A	0.85%	8.48%
9/30/22	9.04	0.51	(1.66)	(1.15)	(0.54)	—	(0.54)	7.35	(13.23%)	5,536	1.14%	0.89%	0.89%	6.10%
9/30/21	9.08	0.11	(0.04)	0.07	(0.11)	—	(0.11)	9.04	0.81%[b]	6,405	1.15%[a]	N/A	0.95%[a]	4.96%[a]
6/30/21	8.14	0.48	0.92	1.40	(0.46)	—	(0.46)	9.08	17.51%	21,492	1.08%	N/A	0.95%	5.50%
Class Y*
3/31/26[r]	$7.73	$0.25	$(0.28)	$(0.03)	$(0.24)	$—	$(0.24)	$7.46	(0.36%)[b]	$47,657	1.20%[a]	N/A	0.90%[a]	6.64%[a]
9/30/25	7.79	0.56	(0.06)	0.50	(0.55)	(0.01)	(0.56)	7.73	6.68%	48,978	1.15%	N/A	0.90%	7.24%
9/30/24	7.58	0.70	0.20	0.90	(0.65)	(0.04)	(0.69)	7.79	12.40%	53,253	1.26%	N/A	0.90%	9.03%
9/30/23	7.35	0.63	0.23	0.86	(0.62)	(0.01)	(0.63)	7.58	12.11%	47,254	1.04%	N/A	0.90%	8.36%
9/30/22	9.04	0.50	(1.66)	(1.16)	(0.53)	—	(0.53)	7.35	(13.26%)	62,827	1.17%	0.93%	0.93%	6.01%
9/30/21	9.08	0.11	(0.04)	0.07	(0.11)	—	(0.11)	9.04	0.80%[b]	115,478	1.20%[a]	N/A	0.95%[a]	5.01%[a]
6/30/21	8.14	0.47	0.93	1.40	(0.46)	—	(0.46)	9.08	17.52%	173,113	1.12%	N/A	0.95%	5.35%
Class A*
3/31/26[r]	$7.72	$0.24	$(0.27)	$(0.03)	$(0.23)	$—	$(0.23)	$7.46	(0.36%)[b]	$86,664	1.46%[a]	N/A	1.16%[a]	6.37%[a]
9/30/25	7.79	0.54	(0.07)	0.47	(0.53)	(0.01)	(0.54)	7.72	6.31%	89,872	1.41%	N/A	1.16%	6.95%
9/30/24[g]	7.58	0.68	0.20	0.88	(0.63)	(0.04)	(0.67)	7.79	12.12%	89,120	1.52%	N/A	1.16%	8.79%
9/30/23	7.35	0.62	0.22	0.84	(0.60)	(0.01)	(0.61)	7.58	11.82%	75,808	1.30%	N/A	1.16%	8.21%
9/30/22	9.04	0.48	(1.66)	(1.18)	(0.51)	—	(0.51)	7.35	(13.48%)	58,591	1.42%	1.19%	1.19%	5.81%
9/30/21	9.08	0.10	(0.03)	0.07	(0.11)	—	(0.11)	9.04	0.79%[b]	52,875	1.37%[a]	N/A	1.20%[a]	4.56%[a]
6/30/21	8.14	0.48	0.90	1.38	(0.44)	—	(0.44)	9.08	17.18%	9,795	1.39%	N/A	1.20%	5.65%
Class C*
3/31/26[r]	$7.72	$0.21	$(0.27)	$(0.06)	$(0.20)	$—	$(0.20)	$7.46	(0.89%)[b]	$2,234	2.17%[a]	N/A	1.95%[a]	5.54%[a]
9/30/25	7.79	0.47	(0.06)	0.41	(0.47)	(0.01)	(0.48)	7.72	5.47%	2,871	2.13%	N/A	1.95%	6.17%
9/30/24	7.58	0.62	0.21	0.83	(0.58)	(0.04)	(0.62)	7.79	11.27%	2,708	2.24%	N/A	1.95%	8.00%
9/30/23	7.34	0.55	0.24	0.79	(0.54)	(0.01)	(0.55)	7.58	11.10%	2,928	2.02%	N/A	1.95%	7.32%
9/30/22	9.04	0.42	(1.67)	(1.25)	(0.45)	—	(0.45)	7.34	(14.25%)	3,983	2.18%	1.97%	1.97%	5.00%
9/30/21	9.08	0.09	(0.04)	0.05	(0.09)	—	(0.09)	9.04	0.56%[b]	5,914	2.24%[a]	N/A	1.95%[a]	3.96%[a]
6/30/21	8.13	0.39	0.93	1.32	(0.37)	—	(0.37)	9.08	16.42%	5,846	2.19%	N/A	1.95%	4.49%

	Six Months Ended March 31, 2026[b,r]	Year Ended September 30				Period Ended September 30, 2021b,*	Year Ended June 30, 2021
		2025	2024	2023	2022
Portfolio turnover rate	38%	87%	62%	53%	44%	15%	71%

*
On December 13, 2021, the Barings Global Credit Income Opportunities Fund (the “Predecessor Fund”) was reorganized into the MML Barings Unconstrained Income Fund (the “Fund”) and shareholders of the Predecessor Fund received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the Fund. Information shown prior to December 13, 2021 is that of the Predecessor Fund, and is that of the Fund after December 13, 2021. The Predecessor Fund changed its fiscal year end to September 30th prior to the reorganization.

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Class L shares were renamed Class A shares on February 1, 2024.
j	Computed after giving effect to agreements by MML Advisers and Barings LLC to waive certain fees and expenses of the Fund and the Predecessor Fund (Note 1), respectively.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
p	Interest expense incurred as a result of entering into line of credit transactions is included in the Fund’s net expenses in the Statements of Operations.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
54

Notes to Financial Statements (Unaudited)

1.	The Funds
MassMutual Advantage Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated April 26, 2021. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MML Clinton Limited Term Municipal Fund (formerly known as MassMutual Clinton Limited Term Municipal Fund) (“Limited Term Municipal Fund”)
MML Clinton Municipal Fund (formerly known as MassMutual Clinton Municipal Fund) (“Municipal Fund”)
MML Clinton Municipal Credit Opportunities Fund (formerly known as MassMutual Clinton Municipal Credit Opportunities Fund) (“Municipal Credit Opportunities Fund”)
MML Barings Global Floating Rate Fund (formerly known as MassMutual Global Floating Rate Fund) (“Global Floating Rate Fund”)
MML Barings Unconstrained Income Fund (formerly known as MassMutual Global Credit Income Opportunities Fund) (“Unconstrained Income Fund”)
On December 13, 2021, the assets of each of the Barings Global Floating Rate Fund and Barings Global Credit Income Opportunities Fund (each, a “Predecessor Fund,” and together the “Predecessor Funds”) were transferred to the Global Floating Rate Fund and Unconstrained Income Fund, respectively, in exchange for shares of the corresponding Fund and the assumption by that Fund of all of the liabilities of the corresponding Predecessor Fund. Shareholders of the Predecessor Funds received a proportional distribution of the same class of shares, or Class L shares in the case of Class A shares, of the corresponding Fund. At the time of this reorganization, each of the Funds was a newly formed series of the Trust, which at the time, was itself a newly created Massachusetts business trust. Each of the Predecessor Funds was the accounting and performance survivor in its respective reorganization, and each corresponding Fund, as the corporate survivor in its respective reorganization, adopted the accounting and performance history of the corresponding Predecessor Fund.
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Effective October 1, 2024, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A senior management team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer acts as each Fund’s CODM.
Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

55

Notes to Financial Statements (Unaudited) (Continued)
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

56

Notes to Financial Statements (Unaudited) (Continued)
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The Limited Term Municipal Fund, Municipal Fund, and Municipal Credit Opportunities Fund characterized all investments at Level 2, as of March 31, 2026. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
The following is the aggregate value by input level, as of March 31, 2026, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Global Floating Rate Fund
Asset Investments
Common Stock	$74,113	$765,699	$578,731	$1,418,543
Preferred Stock	—	8,550	—	8,550
Bank Loans	—	93,174,743	641,471	93,816,214
Corporate Debt	—	6,572,930	696,063	7,268,993
Warrants	—	—+	—	—
Short-Term Investments	—	5,600,316	—	5,600,316
Unfunded Bank Loan Commitments**	—	168	—	168
Total Investments	$74,113	$106,122,406	$1,916,265	$108,112,784

57

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Global Floating Rate Fund (Continued)
Liability Investments
Unfunded Bank Loan Commitments**	$—	$(3,412)	$—	$(3,412)
Asset Derivatives
Forward Contracts	$—	$15,892	$—	$15,892
Liability Derivatives
Forward Contracts	$—	$(119,215)	$—	$(119,215)
Unconstrained Income Fund
Asset Investments
Common Stock*
France	$—	$—	$—+	$—
Germany	—	—	—+	—
Luxembourg	39,528	—	—	39,528
Norway	—	141,063	—	141,063
Spain	—	—	—+	—
United Kingdom	—	—	—+	—
United States	6,179	113,290	—+	119,469
Preferred Stock
United States	—	32,661	—	32,661
Bank Loans	—	42,848,927	151,404	43,000,331
Corporate Debt	—	67,379,623	1,846,240	69,225,863
Non-U.S. Government Agency Obligations	—	11,130,317	—	11,130,317
Sovereign Debt Obligations	—	527,979	—	527,979
Warrants	—	—+	—	—
Rights	—	—	—+	—
Exchange-Traded Funds	2,464,265	701,884	—	3,166,149
Short-Term Investments	4,954,258	12,878,537	—	17,832,795
Unfunded Bank Loan Commitments**	—	21	—	21
Total Investments	$7,464,230	$135,754,302	$1,997,644	$145,216,176
Liability Investments
Unfunded Bank Loan Commitments**	$—	$(3,406)	$—	$(3,406)
Asset Derivatives
Forward Contracts	$—	$32,235	$—	$32,235
Liability Derivatives
Forward Contracts	$—	$(144,458)	$—	$(144,458)

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded bank loan commitments are valued at the unrealized appreciation/(depreciation) on the commitment.
+	Represents a security at $0 value as of March 31, 2026.
For certain Funds the Statement of Assets and Liabilities shows liabilities for investments purchased on a delayed delivery basis. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2026.
The Funds, with the exception of the Global Floating Rate Fund and Unconstrained Income Fund, had no Level 3 transfers during the period ended March 31, 2026.

58

Notes to Financial Statements (Unaudited) (Continued)
The following table shows the Level 3 transfers for the Global Floating Rate Fund and Unconstrained Income Fund for the period ended March 31, 2026:

	Transfers In*	Transfers Out*
	Level 3 - Significant Unobservable Inputs	Level 2 - Other Significant Observable Inputs
Global Floating Rate Fund	$769	$(769)
Unconstrained Income Fund	$256	$(256)

*	Transfers into Level 3 were attributable to a lack of observable market data.
Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs
	Investments in Securities
	Balance as of 9/30/2025*	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 3/31/2026	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 3/31/26
Global Floating Rate Fund
Common Stock	$356,204	$—	$—	$222,527	$—	$—	$ —	$ —	$578,731	$222,527
Bank Loans	689,105	54,493	—	(207,444)	104,548	—	769	—	641,471	(207,444)
Corporate Debt	1,020,600	3,744	—	(343,739)	15,458	—	—	—	696,063	(343,739)
	$2,065,909	$58,237	$—	$(328,656)	$120,006	$—	$769	$—	$1,916,265	$(328,656)
Unconstrained Income Fund
Common Stock	$—+	$—	$31,127	$—	$—	$(31,127)	$—	$—	$—++	$—
Bank Loans	215,709	16,352	—	(137,765)	56,852	—	256	—	151,404	(137,765)
Corporate Debt	2,707,041	11,828	—	(913,726)	41,097	—	—	—	1,846,240	(913,726)
Rights	—+	—	—	—	—	—	—	—	—++	—
	$2,922,750	$28,180	$31,127	$(1,051,491)	$97,949	$(31,127)	$256	$—	$1,997,644	$(1,051,491)

*	Unfunded bank loan commitment values are not included.
+	Represents a security at $0 value as of September 30, 2025.
++	Represents a security at $0 value as of March 31, 2026.
The Global Floating Rate Fund and Unconstrained Income Fund may fair value certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the valuation designee. Valuations are reviewed by the valuation designee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the Global Floating Rate Fund and Unconstrained Income Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

59

Notes to Financial Statements (Unaudited) (Continued)

Security Description	Fair Value	Valuation Technique(s)	Unobservable Input Description	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Global Floating Rate Fund
Common Stock	$578,731	Market approach	Intrinsic Value	$72.17	—
		Market approach	Valued at zero	$0.00	—
Bank Loans	$641,471	Market approach	Intrinsic Value	$32.13 - 105.41	$49.15
		Market approach	Valued at zero	$0.00	—
Corporate Bonds	$696,063	Market approach	Transaction cost	$133.15	—
Warrants	$—	Market approach	Valued at zero	$0.00	—
Total	$1,916,265
Unconstrained Income Fund
Common Stock	$—	Market approach	Valued at zero	$0.00	—
Bank Loans	$—	Market approach	Valued at zero	$0.00	—
	$151,404	Market approach	Intrinsic Value	$32.13 - 105.41	$51.93
Corporate Bonds	$1,846,240	Market approach Market approach	Intrinsic Value Valued at zero	$1,846,240.00 $0.00	— —
Rights	$—	Market approach	Valued at zero	$0.00	—
Total	$1,997,644	Market approach	Prior Vendor price	$0.00	—

(a)	A significant change in an unobservable input would have resulted in a correlated (inverse) significant change to value.
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.
At March 31, 2026, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Global Floating Rate Fund
Asset Derivatives
Forward Contracts*	$15,892	$—	$15,892
Liability Derivatives
Forward Contracts^	$(119,215)	$—	$(119,215)
Realized Gain (Loss)#
Forward Contracts	$1,532,512	$—	$1,532,512
Change in Appreciation (Depreciation)##
Forward Contracts	$(615,218)	$—	$(615,218)

60

Notes to Financial Statements (Unaudited) (Continued)

	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Unconstrained Income Fund
Asset Derivatives
Forward Contracts*	$32,235	$—	$32,235
Liability Derivatives
Forward Contracts^	$(144,458)	$—	$(144,458)
Realized Gain (Loss)#
Forward Contracts	$1,627,749	$—	$1,627,749
Futures Contracts	—	676	676
Total Realized Gain (Loss)	$1,627,749	$676	$1,628,425
Change in Appreciation (Depreciation)##
Forward Contracts	$(658,549)	$—	$(658,549)
Futures Contracts	—	1,748	1,748
Total Change in Appreciation (Depreciation)	$(658,549)	$1,748	$(656,801)

*	Statements of Assets and Liabilities location: Open forward contracts.
^	Statements of Assets and Liabilities location: Open forward contracts.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on forward contracts or futures contracts, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on forward contracts or futures contracts, as applicable.
For the period ended March 31, 2026, the average balances for each derivative type were as follows:

	Average Balances of Outstanding Derivative Financial Instruments
	Global Floating Rate Fund	Unconstrained Income Fund
Futures Contracts:
Average number of contracts - long	—	35
Forward Contracts:
Average notional amounts purchased - in USD	$3,494,367	$6,520,403
Average notional amounts sold - in USD	$37,512,800	$41,497,756

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2026. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

61

Notes to Financial Statements (Unaudited) (Continued)
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2026.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Global Floating Rate Fund
Morgan Stanley & Co. LLC	$ 15,843	$ (2,423)	$ —	$ 13,420
State Street Bank and Trust	49	—	—	49
	$15,892	$(2,423)	$—	$13,469
Unconstrained Income Fund
Bank of America N.A.	$30,369	$(30,369)	$—	$—
Barclays Bank PLC	1,842	—	—	1,842
State Street Bank and Trust	24	—	—	24
	$32,235	$(30,369)	$—	$1,866

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2026.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Global Floating Rate Fund
Canadian Imperial Bank of Commerce	$ (116,792)	$ —	$ —	$ (116,792)
Morgan Stanley & Co. LLC	(2,423)	2,423	—	—
	$(119,215)	$ 2,423	$—	$(116,792)
Unconstrained Income Fund
Bank of America N.A.	$(142,259)	$30,369	$—	$(111,890)
Canadian Imperial Bank of Commerce	(324)	—	—	(324)
Citibank N.A.	(1,875)	—	—	(1,875)
	$(144,458)	$30,369	$—	$(114,089)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2026, are discussed below.
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

62

Notes to Financial Statements (Unaudited) (Continued)
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

63

Notes to Financial Statements (Unaudited) (Continued)
Rights and Warrants
A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.
Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

64

Notes to Financial Statements (Unaudited) (Continued)
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
The Global Floating Rate Fund and Unconstrained Income Fund entered into certain bank loan agreements which are unfunded (“commitments”). The Global Floating Rate Fund and Unconstrained Income Fund are obligated to fund these commitments at the borrower’s discretion. At March 31, 2026, the Global Floating Rate Fund and Unconstrained Income Fund had sufficient cash and/or securities to cover these commitments.
Commitment interest is marked to market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities. Any change in the unrealized appreciation (depreciation) is shown in the Statement of Operations. At March 31, 2026, the Global Floating Rate Fund and Unconstrained Income Fund had the following commitments:

	Borrower	Par	Commitment Amount	Value	Appreciation (Depreciation)
Global Floating Rate Fund	ECG Bidco SAS	$41,209	$48,449	$47,036	$(1,413)
	Pinnacle Buyer LLC	54,161	54,392	54,177	(215)
	Pye-Barker Fire & Safety LLC	25,889	25,765	25,912	147
	Raven Acquisition Holdings LLC	53,001	53,136	51,932	(1,204)
	Savor Acquisition, Inc.	9,462	9,442	9,463	21
	Trio Bidco, Inc.	24,305	24,075	23,495	(580)
		$208,027	$215,259	$212,015	$(3,244)
Unconstrained Income Fund	ECG Bidco SAS	$82,418	$96,898	$94,072	$(2,826)
	Trio Bidco, Inc.	24,305	24,075	23,495	(580)
	US Fertility Enterprises LLC	19,234	19,141	19,162	21
		$125,957	$140,114	$136,729	$(3,385)

Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Due to the short-term nature of repurchase agreements, face value approximates fair value.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

65

Notes to Financial Statements (Unaudited) (Continued)
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Mortgage- and Asset-Backed Securities
A Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities may include securities that are issued or guaranteed by U.S. Government agencies or instrumentalities or other issuers, including private companies. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as consumer loans or receivables and they may be backed by collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations (“CLOs”).
Investments in mortgage- and asset-backed securities subject a Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Certain of these risks may be higher for investments in mortgage-backed securities composed of subprime mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. A Fund’s investments in mortgage-backed securities may make a Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. Payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. See a Fund’s Portfolio of Investments, if applicable, for mortgage-related and other asset-backed securities as of March 31, 2026.
Municipal Securities
A Fund may invest in municipal securities. Municipal securities are debt obligations or other instruments or participations therein issued by or on behalf of (or that are otherwise treated for U.S. federal tax purposes as issued by or an obligation of) states, territories (including Puerto Rico, Guam, and the U.S. Virgin Islands), and possessions of the United States and the District of Columbia and their political subdivisions, agencies, or instrumentalities. Generally, interest received on municipal securities is exempt from U.S. federal income tax, but it may be subject to state and local taxes.
Issuers in a state, territory, or possession in which a Fund invests may experience significant financial difficulties for various reasons, and municipal securities issued by such issuers (and the instrumentalities thereof) are subject to the risk of unfavorable developments in the relevant municipality. The amount of public information available about municipal securities is generally less than for corporate equities or bonds, meaning that the investment performance of municipal securities may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal securities also tends to be less well-developed and less liquid than many other securities markets, which may limit a Fund’s ability to sell its municipal securities at attractive prices. Because many municipal securities are issued to finance similar projects, conditions in certain industries can significantly affect a Fund and the overall municipal market. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress or volatility. Less liquid securities can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks, and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume. Income from tax-exempt municipal securities could be declared taxable because of changes in tax laws, adverse interpretations by the relevant taxing authority, court decisions, or the non-compliant conduct of the issuer of a security. See a Fund’s Portfolio of Investments, if applicable, for municipal securities as of March 31, 2026.

66

Notes to Financial Statements (Unaudited) (Continued)
Securities Lending
Each Fund, other than the Limited Term Municipal Fund, Municipal Fund, and Municipal Credit Opportunities Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2026, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement. The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2026, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

67

Notes to Financial Statements (Unaudited) (Continued)
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
Foreign Securities
The Unconstrained Income Fund invests a significant amount of its assets in foreign securities. The Global Floating Rate Fund may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Dividends and Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
Because distributions are determined in accordance with income tax regulations, the character of distributions is subject to final determination based on the Fund’s year-end tax calculations. Accordingly, amounts distributed during the period may differ from the final characterization of such distributions, which may include reclassification as return of capital or other distribution components for financial reporting purposes.
Shareholders will be notified of the final tax character of distributions, including any return of capital, on Form 1099-DIV, where applicable. In addition, information regarding return of capital distribution recharacterizations is reported on Form 8937, which is made available in January at https://www.massmutual.com/product-performance/mutual-funds.

68

Notes to Financial Statements (Unaudited) (Continued)
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
Limited Term Municipal Fund	0.24% on the first $500 million; and 0.23% on any excess over $500 million
Municipal Fund	0.35% on the first $500 million; and 0.34% on any excess over $500 million
Municipal Credit Opportunities Fund	0.48% on the first $500 million; and 0.47% on any excess over $500 million
Global Floating Rate Fund	0.65%
Unconstrained Income Fund	0.75%

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Global Floating Rate Fund*	0.30%
Unconstrained Income Fund*	0.30%

*
Baring International Investment Limited (“BIIL”), a wholly-owned subsidiary of Barings, serves as a sub-subadviser of the Fund. BIIL receives a sub-subadvisory fee from Barings, based upon a portion of the subadvisory fee Barings receives from MML Advisers, in an amount equal to the following percentage of the subadvisory fee received by Barings: 35% of the subadvisory fee for Global Floating Rate Fund and 35% of the subadvisory fee for Unconstrained Income Fund.

MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

Limited Term Municipal Fund Municipal Fund Municipal Credit Opportunities Fund	Clinton Investment Management, LLC Clinton Investment Management, LLC Clinton Investment Management, LLC

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the investment advisory fees previously disclosed above.

69

Notes to Financial Statements (Unaudited) (Continued)
Administration Fees
Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class Y	Class A	Class C	Class M1	Class M2
Limited Term Municipal Fund	None	0.10%	0.10%	N/A	N/A	N/A
Municipal Fund	None	0.10%	0.10%	N/A	N/A	N/A
Municipal Credit Opportunities Fund	None	0.10%	0.10%	N/A	N/A	N/A
Global Floating Rate Fund*	None	0.07%	0.04%	0.03%	None	None
Unconstrained Income Fund*	None	0.05%	0.06%	0.03%	None	None

*	Class M1 and Class M2 were added to the Fund on February 1, 2026 but are not currently available for purchase.
Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class C shares of each applicable Fund pay an annual fee of 1.00% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Sales Charges
Unless waived, purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the period ended March 31, 2026:

Front-End Sales Charges Retained by Distributor
Unconstrained Income Fund	$ 242

Unless waived, redemptions of Class A shares made within 18 months of purchase from initial investments of $1 million or more (or $500,000 or more for holders of Class A shares of the Global Floating Rate Fund and Unconstrained Income Fund prior to February 1, 2024), or $250,000 or more for municipal bond funds, and redemptions of Class C shares made within 12 months of purchase are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges.
With respect to Class A and Class C shares, the Distributor may pay an up-front commission to financial intermediaries through which sales are made as described in the Funds’ Prospectus.
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings (with the exception of interest and borrowing expenses related to the Fund’s dedicated line of credit for the Global Floating Rate Fund and Unconstrained Income

70

Notes to Financial Statements (Unaudited) (Continued)
Fund), securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class Y	Class A	Class C	Class M1	Class M2
Limited Term Municipal Fund	0.29%	0.39%	0.64%	N/A	N/A	N/A
Municipal Fund	0.41%	0.51%	0.76%	N/A	N/A	N/A
Municipal Credit Opportunities Fund	0.54%	0.64%	0.89%	N/A	N/A	N/A
Global Floating Rate Fund*	0.75%	0.75%	1.00%	1.75%	0.70%	None
Unconstrained Income Fund*	0.85%	0.90%	1.16%	1.95%	0.80%	None

*	Class M1 and Class M2 were added to the Fund on February 1, 2026 but are not currently available for purchase.
#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
MML Advisers has agreed to waive all of the advisory fees for Class M2 shares of the Global Floating Rate Fund and the Unconstrained Income Fund through January 31, 2027. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and are included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2026:

Total % Ownership by Related Party
Limited Term Municipal Fund	100.0%
Municipal Fund	100.0%
Municipal Credit Opportunities Fund	99.6%
Global Floating Rate Fund	87.1%
Unconstrained Income Fund	82.9%

4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2026, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Limited Term Municipal Fund	$—	$27,925,683	$—	$19,793,605
Municipal Fund	—	11,206,539	—	9,171,880
Municipal Credit Opportunities Fund	—	16,929,249	—	9,934,751
Global Floating Rate Fund	—	24,560,574	—	41,607,982
Unconstrained Income Fund	—	49,956,777	—	51,443,560

71

Notes to Financial Statements (Unaudited) (Continued)
The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the period.
5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Limited Term Municipal Fund Class I
Sold	—	$—	—	$—
Issued as reinvestment of dividends	70,740	707,350	116,172	1,146,148
Redeemed	—	—	—	—
Net increase (decrease)	70,740	$707,350	116,172	$1,146,148
Limited Term Municipal Fund Class Y
Sold	695,870	$6,965,001	335,123	$3,322,999
Issued as reinvestment of dividends	137	1,370	225	2,221
Redeemed	(7,523)	(75,000)	—	—
Net increase (decrease)	688,484	$6,891,371	335,348	$3,325,220
Limited Term Municipal Fund Class A
Sold	—	$1	—	$—
Issued as reinvestment of dividends	123	1,236	204	2,008
Redeemed	—	—	—	—
Net increase (decrease)	123	$1,237	204	$2,008
Municipal Fund Class I
Sold	—	$—	—	$—
Issued as reinvestment of dividends	80,162	793,063	130,676	1,264,053
Redeemed	—	—	—	—
Net increase (decrease)	80,162	$793,063	130,676	$1,264,053
Municipal Fund Class Y
Sold	139,617	$1,380,642	1,122,404	$10,971,001
Issued as reinvestment of dividends	413	4,084	917	8,898
Redeemed	(5,866)	(57,705)	(47,852)	(461,954)
Net increase (decrease)	134,164	$1,327,021	1,075,469	$10,517,945
Municipal Fund Class A
Sold	—	$1	18	$169
Issued as reinvestment of dividends	143	1,411	233	2,250
Redeemed	(1)	(7)	(2)	(16)
Net increase (decrease)	142	$1,405	249	$2,403
Municipal Credit Opportunities Fund Class I
Sold	—	$—	—	$—
Issued as reinvestment of dividends	93,817	904,876	155,890	1,479,800
Redeemed	—	—	—	—
Net increase (decrease)	93,817	$904,876	155,890	$1,479,800
Municipal Credit Opportunities Fund Class Y
Sold	627,804	$6,027,623	—	$—
Issued as reinvestment of dividends	6,217	60,122	675	6,434
Net increase (decrease)	634,021	$6,087,745	675	$6,434

72

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Municipal Credit Opportunities Fund Class A
Sold	2,035	$19,396	722	$6,722
Issued as reinvestment of dividends	382	3,683	621	5,913
Redeemed	—	1	(171)	(1,659)
Net increase (decrease)	2,417	$23,080	1,172	$10,976
Global Floating Rate Fund Class I
Sold	10,933	$93,458	476,130	$4,115,223
Issued as reinvestment of dividends	110,090	927,940	228,423	1,977,592
Redeemed	(1,168,947)	(9,693,054)	(87,036)	(749,600)
Net increase (decrease)	(1,047,924)	$(8,671,656)	617,517	$5,343,215
Global Floating Rate Fund Class Y
Sold	1,704,679	$14,494,592	4,530,646	$39,364,181
Issued as reinvestment of dividends	339,062	2,856,508	735,923	6,369,718
Redeemed	(2,764,287)	(23,387,389)	(4,214,524)	(36,498,478)
Net increase (decrease)	(720,546)	$(6,036,289)	1,052,045	$9,235,421
Global Floating Rate Fund Class A
Sold	29,723	$251,259	179,007	$1,553,756
Issued as reinvestment of dividends	40,744	342,833	129,634	1,122,974
Redeemed	(160,167)	(1,345,129)	(1,368,732)	(11,891,639)
Net increase (decrease)	(89,700)	$(751,037)	(1,060,091)	$(9,214,909)
Global Floating Rate Fund Class C
Sold	20,057	$169,636	24,830	$215,988
Issued as reinvestment of dividends	9,325	78,176	23,430	202,117
Redeemed	(50,077)	(418,338)	(126,757)	(1,094,917)
Net increase (decrease)	(20,695)	$(170,526)	(78,497)	$(676,812)
Unconstrained Income Fund Class I
Sold	127,762	$972,886	—	$—
Issued as reinvestment of dividends	14,664	111,454	31,655	243,861
Redeemed	(1,426)	(10,689)	—	—
Net increase (decrease)	141,000	$1,073,651	31,655	$243,861
Unconstrained Income Fund Class Y
Sold	1,655,388	$12,562,843	3,373,106	$25,958,373
Issued as reinvestment of dividends	176,441	1,341,175	307,716	2,372,235
Redeemed	(1,783,441)	(13,567,932)	(4,174,873)	(31,957,574)
Net increase (decrease)	48,388	$336,086	(494,051)	$(3,626,966)
Unconstrained Income Fund Class A
Sold	1,484,291	$11,340,047	8,833,207	$68,192,773
Issued as reinvestment of dividends	345,522	2,626,031	793,451	6,112,153
Redeemed	(1,845,816)	(14,058,010)	(9,425,838)	(72,780,565)
Net increase (decrease)	(16,003)	$(91,932)	200,820	$1,524,361
Unconstrained Income Fund Class C
Sold	33,795	$259,964	67,795	$524,074
Issued as reinvestment of dividends	8,832	67,154	21,635	166,655
Redeemed	(114,873)	(872,815)	(65,191)	(503,388)
Net increase (decrease)	(72,246)	$(545,697)	24,239	$187,341

73

Notes to Financial Statements (Unaudited) (Continued)
6.	Federal Income Tax Information
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
At March 31, 2026, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Limited Term Municipal Fund	$63,760,499	$132,690	$(428,729)	$(296,039)
Municipal Fund	63,444,983	211,833	(1,051,604)	(839,771)
Municipal Credit Opportunities Fund	56,592,540	165,875	(1,236,143)	(1,070,268)
Global Floating Rate Fund	116,641,549	1,402,176	(9,931,109)	(8,528,933)
Unconstrained Income Fund	154,938,565	1,424,404	(11,146,814)	(9,722,410)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At September 30, 2025, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Limited Term Municipal Fund	$(319,263)	$—
Municipal Fund	(221,016)	(294,884)
Municipal Credit Opportunities Fund	(826,819)	(588,725)
Global Floating Rate Fund	(8,329,485)	(28,457,191)
Unconstrained Income Fund	(6,427,710)	(30,493,487)

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2025, was as follows:

	Tax-Exempt Income	Ordinary Income	Long Term Capital Gain	Return of Capital
Limited Term Municipal Fund	$1,381,621	$13,920	$ —	$—
Municipal Fund	1,737,968	13,069	—	—
Municipal Credit Opportunities Fund	1,769,477	6,709	—	—
Global Floating Rate Fund	—	8,217,527	—	1,686,143
Unconstrained Income Fund	—	10,041,454	—	215,576

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2025, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

74

Notes to Financial Statements (Unaudited) (Continued)
At September 30, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Limited Term Municipal Fund	$78,089	$ —	$(319,263)	$(80,055)	$161,079	$(160,150)
Municipal Fund	95,689	—	(515,900)	(104,156)	(655,661)	(1,180,028)
Municipal Credit Opportunities Fund	73,497	—	(1,415,544)	(75,117)	(1,027,526)	(2,444,690)
Global Floating Rate Fund	—	—	(36,786,676)	(38,775)	(4,843,375)	(41,668,826)
Unconstrained Income Fund	—	—	(36,921,197)	(41,514)	(3,694,561)	(40,657,272)

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2026, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
The Funds adopted Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, during the reporting period. The adoption of (ASU) 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosures.
7.	Line of Credit
The Trust (the “Borrower”) on behalf of the Global Floating Rate Fund and Unconstrained Income Fund has entered into a Credit Agreement (the “Credit Agreement”) with State Street Bank and Trust Company (the “Bank”). The Credit Agreement provides for a revolving credit facility of $85,000,000 (the “Facility Amount”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. Per the Credit Agreement, outstanding principal on the loan shall bear interest at a variable rate per annum equal to the higher of (a) the Federal Funds Rate as in effect on the day of the borrowing plus 1.25% and (b) the Overnight Bank Funding Rate as in effect on the day of the borrowing plus 1.25%. In addition, the Borrower shall pay to the Bank a commitment fee at the rate of 0.25% per annum on the daily unused portion of the Facility Amount.
For the period ended March 31, 2026, the Global Floating Rate Fund and Unconstrained Income Fund did not utilize the Facility Amount. The commitment fees made by the Funds are recorded in the accompanying Statements of Operations as Commitment & Service Expenses.
8.	Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
9.	Subsequent Events
In preparation of these financial statements, management has evaluated the events and transactions subsequent to March 31, 2026, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

75

Notes to Financial Statements (Unaudited) (Continued)
The ownership information for Barings is updated as follows:
Barings is a majority-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual. C.M. Life Insurance Company, a wholly-owned subsidiary of MassMutual, and MS&AD Insurance Group Holdings Inc, through its wholly-owned subsidiary, Mitsui Sumitomo Insurance Co., Ltd., became minority owners of Barings on April 15, 2026 and May 14, 2026, respectively.

76

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

77

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

78

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

79

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
At their meeting in December 2025, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved changes to the existing subadvisory agreements with Barings for the Global Floating Rate Fund and Unconstrained Income Fund, respectively (each, a “Fund” and the “Amended Subadvisory Agreements”), intended to allow for the use of Barings’ name in the name of the applicable Fund and update certain compliance obligations of Barings. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the Amended Subadvisory Agreements. In their deliberations, the Trustees were advised by independent counsel.
Prior to the votes being taken to approve the Amended Subadvisory Agreements discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
Based on the foregoing, and following their review, the Trustees, including a majority of the Independent Trustees voting separately, unanimously voted to approve the Amended Subadvisory Agreements.
The Amended Subadvisory Agreements became effective on February 1, 2026.

80

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2026 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001.
All rights reserved. www.MassMutual.com.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) – Not applicable.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) – Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) – Not applicable.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Advantage Funds

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	5/20/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	5/20/26

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	5/20/26